FIFTH THIRD QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 96.4%
           BANKING - 10.7%
           ---------------------------------
944,000     Bank of New York Co., Inc.       $ 38,350
 97,000     First Tennessee National Corp.      2,534
679,000     Mellon Financial Corp.             23,298
100,000     Regions Financial Corp.             2,425
102,000     SouthTrust Corp.                    3,105
540,000     Wells Fargo Co.                    21,600
           --------------------------------- ---------
             Total                             91,312
           --------------------------------- ---------
           BEVERAGES - 0.8%
           ---------------------------------
195,000    PepsiCo, Inc.                        6,654
           --------------------------------- ---------
           BUSINESS SERVICES - 1.7%
           ---------------------------------
 314,000   Cintas Corp.                        14,709
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 10.2%
           ---------------------------------
 165,000   Computer Sciences Corp. (b)         15,159
 393,000   Microsoft Corp. (b)                 38,465
 676,000   Oracle Corp. (b)                    33,768
           --------------------------------- ---------
             Total                             87,392
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 5.1%
           ---------------------------------
 400,000   Cisco Systems, Inc. (b)             43,800
           --------------------------------- ---------
           CONSUMER CYCLICALS - 1.0%
           ---------------------------------
 202,000   Carnival Corp.                       9,103
           --------------------------------- ---------
           CONSUMER PRODUCTS - 1.2%
           ---------------------------------
 150,000   Newell Rubbermaid, Inc.              4,500
  62,000   Procter & Gamble Co.                 6,254
           --------------------------------- ---------
             Total                             10,754
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 2.0%
           ---------------------------------
 132,000   General Electric Co.                17,606
           --------------------------------- ---------
           ELECTRONICS - 18.8%
           ---------------------------------
 140,000   EMC Corp. (b)                       14,910
 555,000   Intel Corp.                         54,910
 396,000   Lucent Technologies, Inc.           21,879
 411,000   Tellabs, Inc. (b)                   22,194
 434,000   Texas Instruments, Inc.             46,818
           --------------------------------- ---------
             Total                            160,711
           --------------------------------- ---------
           ENERGY - 3.1%
           ---------------------------------
  45,000   Chevron Corp.                        3,760
 138,615   Exxon Mobil Corp.                   11,574
 163,000   Schlumberger Ltd.                    9,953
  31,540   Transocean Sedco Forex, Inc.         1,003
           --------------------------------- ---------
             Total                             26,290
           --------------------------------- ---------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           FINANCIAL SERVICES - 6.8%
           ---------------------------------
 168,000   Capital One Financial Corp.       $  6,888
 567,000   Freddie Mac                         28,456
 247,000   Marsh & McLennan Cos., Inc.         23,218
           --------------------------------- ---------
             Total                             58,562
           --------------------------------- ---------
           HEALTHCARE - 4.4%
           ---------------------------------
 114,000   Baxter International, Inc.           7,282
 389,000   Guidant Corp. (b)                   20,471
 217,000   Medtronic, Inc.                      9,928
           --------------------------------- ---------
             Total                             37,681
           --------------------------------- ---------
           INSURANCE - 0.6%
           ---------------------------------
 137,000   Cincinnati Financial Corp.           3,939
           --------------------------------- ---------
           MANUFACTURING - 6.6%
           ---------------------------------
 147,000   Dana Corp.                           3,455
 329,000   Illinois Tool Works, Inc.           19,247
 696,000   Tyco International, Ltd.            29,754
  65,000   Zebra Technologies Corp.,Class A (b) 3,847
           --------------------------------- ---------
             Total                             56,303
           --------------------------------- ---------
           MEDIA/ PUBLISHING - 2.7%
           ---------------------------------
 505,000   Interpublic Group of Cos., Inc.     23,230
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 2.2%
           ---------------------------------
 387,000   Cardinal Health, Inc.               18,503
           --------------------------------- ---------
           OFFICE EQUIPMENT & SUPPLIES - 2.2%
           ---------------------------------
 120,000   Avery Dennison Corp.                 8,130
 210,000   Pitney Bowes, Inc.                  10,290
           --------------------------------- ---------
             Total                             18,420
           --------------------------------- ---------
           PHARMACEUTICALS - 4.8%
           ---------------------------------
 170,000   American Home Products Corp.         8,001
 115,000   Bristol-Myers Squibb Co.             7,590
 317,000   Pfizer, Inc.                        11,531
 115,000   Schering-Plough Corp.                5,060
 100,000   Warner Lambert, Inc.                 9,494
           --------------------------------- ---------
             Total                             41,676
           --------------------------------- ---------
           RETAIL - 8.5%
           ---------------------------------
 570,000   Home Depot, Inc.                    32,276
 496,000   Lowe's Cos., Inc.                   22,134
 345,000   Wal-Mart Stores, Inc.               18,889
           --------------------------------- ---------
             Total                             73,299
           --------------------------------- ---------
           TELECOMMUNICATIONS - 3.0%
           ---------------------------------
 556,000   MCI WorldCom, Inc. (b)              25,541
           --------------------------------- ---------
           Total Common Stocks                825,485
           --------------------------------- ---------

                                   -Continued-

FIFTH THIRD QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
REPURCHASE AGREEMENTS - 4.5%
$ 39,019   Warburg/Dillon, 5.70%, dated
             1/31/00, due 2/1/00,
             (at amortized cost), collateralized
             by U.S. Treasury Notes, 8.75%,
             due 11/15/08, with a
             value of $39,803.               $ 39,019
           --------------------------------- ---------
           Total Repurchase Agreements         39,019
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $561,833) (A)
           - 100.9%                           864,504
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.9)%                     (8,127)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $856,377
           --------------------------------- ---------


(a) Cost for federal tax purposes differs from value by net unrealized appreciation of $302,671, which is composed of $329,348 appreciation and $26,677 depreciation at January 31, 2000.

(b) Non-income producing security.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 98.3%
           BANKING - 20.0%
           ---------------------------------
 174,600   Bank Of New York Co., Inc.        $  7,093
 117,400   First Tennessee National Corp.       3,067
 118,400   Mellon Financial Corp.               4,063
 170,000   SouthTrust Corp.                     5,174
 172,500   Wells Fargo Co.                      6,900
           --------------------------------- ---------
             Total                             26,297
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 1.1%
           ---------------------------------
   6,000   Microsoft Corp. (b)                    587
  16,000   Oracle Corp. (b)                       799
           --------------------------------- ---------
             Total                              1,386
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 0.5%
           ---------------------------------
   6,600   Cisco Systems, Inc. (b)                723
           --------------------------------- ---------
           CONSUMER PRODUCTS - 5.7%
           ---------------------------------
  93,000   Clorox Co.                           4,441
 102,700   Newell Rubbermaid, Inc.              3,081
           --------------------------------- ---------
             Total                              7,522
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 5.3%
           ---------------------------------
  51,800   Emerson Electric Co.                 2,852
  30,800   General Electric Co.                 4,108
           --------------------------------- ---------
             Total                              6,960
           --------------------------------- ---------
           ELECTRONICS - 3.7%
           ---------------------------------
   6,500   EMC Corp. (b)                          692
   8,600   Intel Corp.                            851
   9,400   Lucent Technologies, Inc.              519
  22,000   Tellabs, Inc. (b)                    1,188
  15,000   Texas Instruments, Inc.              1,618
           --------------------------------- ---------
             Total                              4,868
           --------------------------------- ---------
           ENERGY - 3.3%
           ---------------------------------
  50,825   Exxon Mobil Corp.                    4,244
           --------------------------------- ---------
           FINANCIAL SERVICES - 9.1%
           ---------------------------------
  78,000   A.G. Edwards, Inc.                   2,584
  36,000   Fannie Mae                           2,158
  77,200   Marsh & McLennan Cos., Inc.          7,257
           --------------------------------- ---------
             Total                             11,999
           --------------------------------- ---------
           FOOD - 6.0%
           ---------------------------------
  45,500   Bestfoods, Inc.                      1,979
 150,000   Conagra, Inc.                        3,206
  40,000   H.J. Heinz Co.                       1,488
  34,200   SYSCO Corp.                          1,216
           --------------------------------- ---------
             Total                              7,889
           --------------------------------- ---------
           INSURANCE - 0.8%
           ---------------------------------
  36,000   Cincinnati Financial Corp.           1,035
           --------------------------------- ---------
           MANUFACTURING - 4.1%
           ---------------------------------
  64,800   Dana Corp.                           1,523


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  66,000   Textron, Inc.                     $  3,939
           --------------------------------- ---------
             Total                              5,462
           --------------------------------- ---------
           OFFICE EQUIPMENT & SUPPLIES - 7.4%
           ---------------------------------
  52,000   Avery Dennison Corp.                 3,523
 128,000   Pitney-Bowes, Inc.                   6,272
           --------------------------------- ---------
             Total                              9,795
           --------------------------------- ---------
           PHARMACEUTICALS - 16.0%
           ---------------------------------
 135,000   Abbott Laboratories                  4,404
  47,000   Bristol-Meyers Squibb Co.            3,102
  38,900   Johnson & Johnson                    3,348
  40,000   Merck & Co., Inc.                    3,153
  80,000   Schering-Plough Corp.                3,520
  37,500   Warner-Lambert Co.                   3,560
           --------------------------------- ---------
             Total                             21,087
           --------------------------------- ---------
           TELECOMMUNICATIONS - 3.5%
           ---------------------------------
  44,000   ALLTEL Corp.                         2,937
  40,000   SBC Communications, Inc.             1,725
           --------------------------------- ---------
             Total                              4,662
           --------------------------------- ---------
           TRANSPORTATION - 5.3%
           ---------------------------------
 245,000   GATX Corp.                           7,044
           --------------------------------- ---------
           UTILITIES/ELECTRIC - 3.3%
           ---------------------------------
  72,500   Cinergy Corp.                        1,803
 130,000   TECO Energy, Inc.                    2,551
           --------------------------------- ---------
             Total                              4,354
           --------------------------------- ---------
           UTILITIES/NATURAL GAS - 3.2%
           ---------------------------------
  28,390   LG&E Energy Corp.                      483
 199,000   NiSource, Inc.                       3,657
           --------------------------------- ---------
             Total                              4,140
           --------------------------------- ---------
           Total Common Stock                 129,467
           --------------------------------- ---------
REPURCHASE AGREEMENT - 0.9%
$  1,144   Warburg/Dillon, 5.70%, dated 1/31/00,
             due 2/1/00,- (at amortized cost),
             collateralized by U.S. Treasury
             Notes, 9.125%, due 5/15/18,
             with a value of $1,168.            1,144
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $107,799) (A)
           - 99.2%                            130,611
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES-0.8%                  1,089
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $131,700
           --------------------------------- ---------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $77. Cost for federal tax purposes differs from value by net unrealized appreciation of $22,735, which is composed of $35,027 appreciation and $12,292 depreciation at January 31, 2000.

(b) Non-income producing security.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD CARDINAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 99.3%
           BANKING - 4.1%
           ---------------------------------
  45,000   Amsouth Bancorporation            $    785
  30,000   Bank of New York Co., Inc.           1,219
 157,500   Charter One Financial, Inc.          3,061
  37,500   Citigroup, Inc.                      2,154
  72,600   Huntington Bancshares, Inc.          1,565
  30,000   Mellon Financial Corp.               1,029
           --------------------------------- ---------
             Total                              9,813
           --------------------------------- ---------
           BEVERAGES - 1.1%
           ---------------------------------
  75,000   PepsiCo, Inc.                        2,559
           --------------------------------- ---------
           CHEMICALS - 0.5%
           ---------------------------------
  20,000   Dupont (E.I.) de Nemours & Co.       1,180
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 9.8%
           ---------------------------------
  30,000   Computer Sciences Corp. (b)          2,756
 160,000   Microsoft Corp. (b)                 15,660
 105,000   Oracle Corp. (b)                     5,245
           --------------------------------- ---------
             Total                             23,661
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 8.4%
           ---------------------------------
 104,000   Cisco Systems, Inc. (b)             11,388
 100,000   Compaq Computer Corp.                2,737
 104,000   Dell Computer Corp. (b)              4,011
  20,000   IBM Corp.                            2,244
           --------------------------------- ---------
             Total                             20,380
           --------------------------------- ---------
           CONSUMER PRODUCTS - 2.5%
           ---------------------------------
  60,000   Procter & Gamble Co.                 6,052
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 5.2%
           ---------------------------------
  95,000   General Electric Co.                12,671
           --------------------------------- ---------
           ELECTRONICS - 17.4%
           ---------------------------------
  65,000   Applied Materials, Inc. (b)          8,921
 134,000   Intel Corp.                         13,258
  20,000   KLA-Tencor Corp. (b)                 1,173
 160,000   Lucent Technologies, Inc.            8,840
  20,000   PRI Automation, Inc. (b)             1,403
  80,000   Tellabs, Inc. (b)                    4,320
  40,000   Texas Instruments, Inc.              4,315
           --------------------------------- ---------
             Total                             42,230
           --------------------------------- ---------
           ENERGY - 7.0%
           ---------------------------------
  99,011   Exxon Mobil Corp.                    8,267
  30,000   Royal Dutch Petroleum Co.            1,651
  40,000   Schlumberger, Ltd.                   2,442
 120,000   Williams  Cos., Inc.                 4,650
           --------------------------------- ---------
             Total                             17,010
           --------------------------------- ---------



   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           FINANCIAL SERVICES - 7.2%
           ---------------------------------
  42,500   Fannie Mae                        $  2,547
 135,000   Marsh & McLennan Cos., Inc.         12,690
  60,000   T. Rowe Price Associates, Inc.       2,333
           --------------------------------- ---------
             Total                             17,570
           --------------------------------- ---------
           HEALTHCARE - 4.2%
           ---------------------------------
  30,000   Biomet, Inc.                         1,194
  50,000   Guidant Corp.                        2,631
 140,000   Medtronic, Inc.                      6,405
           --------------------------------- ---------
             Total                             10,230
           --------------------------------- ---------
           INSURANCE - 2.9%
           ---------------------------------
  56,250   American International Group, Inc.   5,857
  40,000   Cincinnati Financial Corp.           1,150
           --------------------------------- ---------
             Total                              7,007
           --------------------------------- ---------
           MANUFACTURING - 4.6%
           ---------------------------------
  80,000   Textron, Inc.                        4,775
 150,000   Tyco International, Ltd.             6,413
           --------------------------------- ---------
             Total                             11,188
           --------------------------------- ---------
           MEDIA/PUBLISHING - 2.3%
           ---------------------------------
  20,000   Gannett Co., Inc.                    1,390
  20,000   New York Times Co., Class A            913
  80,000   Tribune Co.                          3,375
           --------------------------------- ---------
             Total                              5,678
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 1.1%
           ---------------------------------
  53,000   Cardinal Health, Inc.                2,534
           --------------------------------- ---------
           PHARMACEUTICALS - 9.8%
           ---------------------------------
  75,000   American Home Products Corp.         3,529
  80,000   Amgen, Inc. (b)                      5,095
  40,000   Johnson & Johnson                    3,443
  40,000   Merck & Company, Inc.                3,153
 150,000   Pfizer, Inc.                         5,456
  30,000   Warner-Lambert Co.                   2,848
           --------------------------------- ---------
             Total                             23,524
           --------------------------------- ---------
           RETAIL - 5.3%
           ---------------------------------
  60,000   Kohl's Corp. (b)                     4,208
  70,000   Lowe's Cos., Inc.                    3,124
 100,000   Wal-Mart Stores, Inc.                5,475
           --------------------------------- ---------
             Total                             12,807
           --------------------------------- ---------
           TELECOMMUNICATIONS - 5.9%
           ---------------------------------
  40,000   GTE  Corp.                           2,933
 150,000   MCI WorldCom, Inc. (b)               6,891
  50,000   Qwest Communications
             International, Inc. (b)            1,969
  40,000   Sprint Corp.  (FON Group)            2,588
           --------------------------------- ---------
             Total                             14,381
           --------------------------------- ---------
           Total Common Stocks                240,475
           --------------------------------- ---------

                                   -Continued-

FIFTH THIRD CARDINAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
 REPURCHASE AGREEMENT - 0.9%
 $ 2,143   Warburg/Dillon, 5.70%, dated
             01/31/00, due 2/1/00-
             (at amortized cost), collateralized by
             U.S. Treasury Notes, 8.0%, due
             11/15/21 with a value of $2,190.$   2,143
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $87,880) (A)
           - 100.2%                           242,618
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - ( 0.2%)                      (431)
           --------------------------------- ---------
           TOTAL NET ASSETS  - 100.0%        $242,187
           --------------------------------- ---------

(a) Cost for federal tax purposes differs from value by net unrealized appreciation of $154,882, which is composed of $156,209 appreciation and $1,327 depreciation at January 31, 2000.

(b) Non-Income producing security.

                                                        MARKET
                                         CONTRACTS      VALUE
                                      --------------  ---------
Options outstanding at
end of period consist of:

Cisco Systems, Inc., 115, 2/19/00           140         $ 54
Marsh & McLennan Cos., Inc., 100, 2/19/00   150           72
Marsh & McLennan Cos., Inc., 100, 4/22/00   150          120
Marsh & McLennan Cos., Inc., 100, 7/22/00   150           20
Procter & Gamble Co., 125, 2/19/00           70           23
Procter & Gamble Co., 120, 2/19/00           70            1
Procter & Gamble Co., 120, 4/22/00           70            9
Procter & Gamble Co., 120, 7/22/00           70            1
                                      --------------  ---------
Total written call options
   premiums received $444)                  870         $300
                                      --------------  ---------


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD PINNACLE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 98.8%
           BANKING - 2.8%
           ---------------------------------
  15,813   First Midwest Bancorp., Inc.      $    376
 122,865   Firstar Corp.                        2,933
           --------------------------------- ---------
             Total                              3,309
           --------------------------------- ---------
           BEVERAGES - 1.8%
           ---------------------------------
  32,600   Anheuser-Busch Cos., Inc.            2,201
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 11.8%
           ---------------------------------
  36,350   Electronic Data Systems Corp.        2,458
  35,900   Microsoft Corp. (b)                  3,514
  34,825   Omnicom Group, Inc.                  3,263
  50,040   Oracle Corp. (b)                     2,500
  28,720   Sun Microsystems, Inc. (b)           2,256
           --------------------------------- ---------
             Total                             13,991
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 11.3%
           ---------------------------------
  43,110   Cisco Systems, Inc. (b)              4,720
  62,150   Dell Computer Corp. (b)              2,397
  25,750   IBM Corp.                            2,889
  37,250   Lexmark International Group, Inc. (b)3,511
           --------------------------------- ---------
             Total                             13,517
           --------------------------------- ---------
           CONGLOMERATE - 3.0%
           ---------------------------------
  62,370   CBS Corp. (b)                        3,637
           --------------------------------- ---------
           CONSUMER PRODUCTS - 1.7%
           ---------------------------------
  35,100    Quaker Oats Co.                     2,084
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 3.2%
           ---------------------------------
  28,400   General Electric Co.                 3,788
           --------------------------------- ---------
           ELECTRONICS - 20.0%
           ---------------------------------
  35,430   EMC Corp. (b)                        3,773
  37,750   Ericsson Tel Co.                     2,815
  24,300   Intel Corp.                          2,404
  34,575   Lucent Technologies, Inc.            1,910
  61,150   National Semiconductor Corp. (b)     3,210
  43,200   Solectron Corp. (b)                  3,137
  43,040   Tellabs, Inc. (b)                    2,324
  39,850   Texas Instruments, Inc.              4,299
           --------------------------------- ---------
             Total                             23,872
           --------------------------------- ---------
           ENERGY - 5.7%
           ---------------------------------
  38,030   Atlantic Richfield Co.               2,928
  46,482   Exxon Mobil Corp.                    3,881
           --------------------------------- ---------
             Total                              6,809
           --------------------------------- ---------
           FINANCIAL SERVICES - 2.0%
           ---------------------------------
  39,000   Fannie Mae                           2,338
  34,240   Marsh & McLennan Cos., Inc.          3,219
           --------------------------------- ---------
             Total                              5,557
           --------------------------------- ---------
           HEALTHCARE - 2.1%
           ---------------------------------
  48,150   Guidant Corp. (b)                    2,534
           --------------------------------- ---------


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

           INSURANCE - 6.7%
           ---------------------------------
  29,743   American International Group, Inc.$  3,097
  23,100   CIGNA Corp.                          1,657
           --------------------------------- ---------
             Total                              4,754
           --------------------------------- ---------
           MACHINERY - 1.9%
           ---------------------------------
  47,155   Ingersoll-Rand Co.                   2,219
           --------------------------------- ---------
           MANUFACTURING - 2.5%
           ---------------------------------
  70,600   Tyco International Ltd.              3,018
           --------------------------------- ---------
           PHARMACEUTICALS - 4.0%
           ---------------------------------
  35,450   Bristol-Meyers Squibb Co.            2,340
  54,500   Schering-Plough Corp.                2,398
           --------------------------------- ---------
             Total                              4,738
           --------------------------------- ---------
           PRINTING & PUBLISHING - 3.1%
           ---------------------------------
  46,450   Time Warner, Inc.                    3,713
           --------------------------------- ---------
           RETAIL - 8.5%
           ---------------------------------
  43,375   Dayton-Hudson Corp.                  2,852
  69,485   Home Depot, Inc.                     3,935
  59,850   Wal-Mart Stores, Inc.                3,277
           --------------------------------- ---------
             Total                             10,064
           --------------------------------- ---------
           TELECOMMUNICATIONS - 4.9%
           ---------------------------------
  60,975   MCI WorldCom, Inc. (b)               2,801
  27,790   Sprint Corp. (PCS Group) (b)         3,059
           --------------------------------- ---------
             Total                              5,860
           --------------------------------- ---------
           TRANSPORTATION - 1.8%
           ---------------------------------
  45,000   Honeywell International, Inc.        2,160
           --------------------------------- ---------
           Total Common Stocks                117,825
           --------------------------------- ---------
MONEY MARKETS - 0.0%
    6,000  Fidelity Institutional Cash Portfolio    6
           --------------------------------- ---------
REPURCHASE AGREEMENT - 1.2%
$   1,456  Warburg/Dillon, 5.70%, dated
             1/31/00, due 2/1/00
             (at amortized cost), collateralized by
             U.S. Treasury Notes, 9.125%, due
             5/15/18 with a value of $1,488.    1,456
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $97,772)
           (A) - 100.0%                       119,287
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - 0.0%                          (26)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $119,261
           --------------------------------- ---------

(a) Cost for federal tax purposes differs from value by net unrealized appreciation of $21,515 which is composed of $26,658 appreciation and $5,143 depreciation at January 31, 2000.

(b) Non-Income producing security.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
 COMMON STOCKS - 67.1%
           APPAREL & ACCESSORY STORES - 0.7%
           ---------------------------------
  35,000   American Eagle Outfitters, Inc.(b) $ 1,271
  45,000   Tommy Hilfiger Corp. (b)               543
           --------------------------------- ---------
             Total                              1,814
           --------------------------------- ---------
           BANKING - 6.2%
           ---------------------------------
 130,000   Bank of New York Co., Inc.           5,281
  55,000   First Tennessee National Corp.       1,437
 120,000   Mellon Financial Corp.               4,118
  25,000   Regions Financial Corp.                606
  40,000   SouthTrust Corp.                     1,218
  70,000   Wells Fargo Co.                      2,800
           --------------------------------- ---------
             Total                             15,460
           --------------------------------- ---------
           BEVERAGES - 0.4%
           ---------------------------------
  30,000   PepsiCo, Inc.                        1,024
           --------------------------------- ---------
           BUSINESS SERVICES - 2.3%
           ---------------------------------
  86,000   Cintas Corp.                         4,029
  40,000   Fastenal Co.                         1,750
           --------------------------------- ---------
             Total                              5,779
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 10.7%
           ---------------------------------
  65,000   BMC Software, Inc. (b)               2,462
  30,000   Computer Sciences Corp. (b)          2,756
  65,000   Convergys Corp. (b)                  1,909
  90,000   Fiserv, Inc. (b)                     3,054
  25,000   Legato Systems, Inc. (b)               630
  58,000   Microsoft Corp. (b)                  5,677
 126,000   Oracle Corp. (b)                     6,294
 115,000   Sterling Commerce, Inc. (b)          3,227
  28,000   Sungard Data Systems, Inc. (b)         819
           --------------------------------- ---------
             Total                             26,828
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 2.2%
           ---------------------------------
  50,000   Cisco Systems, Inc. (b)              5,475
           --------------------------------- ---------
           CONSUMER CYCLICALS - 0.6%
           ---------------------------------
  35,000   Carnival Corp.                       1,577
           --------------------------------- ---------
           CONSUMER PRODUCTS - 0.7%
           ---------------------------------
  20,000   Newell Rubbermaid, Inc.                600
  11,000   Procter & Gamble Co.                 1,110
           --------------------------------- ---------
             Total                              1,710
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 0.7%
           ---------------------------------
  12,000   General Electric Co                  1,601
           --------------------------------- ---------
           ELECTRONICS - 13.6%
           ---------------------------------
  25,000   Altera Corp. (b)                     1,644
  23,000   Analog Devices, Inc. (b)             2,151
   5,000   Applied Materials, Inc. (b)            686
 120,000   Artesyn Technologies, Inc. (b)       2,062
  25,000   EMC Corp. (b)                        2,663
  60,000   Flextronics International, Ltd. (b)  2,981
  94,000   Intel Corp.                          9,300


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  45,000   Lucent Technologies, Inc.         $  2,486
  20,000   Microchip Technology, Inc. (b)       1,257
   9,000   QLogic Corp. (b)                     1,376
  55,000   Tellabs, Inc. (b)                    2,970
  42,000   Texas Instruments, Inc.              4,531
           --------------------------------- ---------
             Total                             34,107
           --------------------------------- ---------
           ENERGY - 1.2%
           ---------------------------------
   8,000   Chevron Corp.                          669
  13,201   Exxon Mobil Corp.                    1,102
  17,000   Schlumberger, Ltd.                   1,038
   3,291   Transocean Sedco Forex, Inc.           105
           --------------------------------- ---------
             Total                              2,914
           --------------------------------- ---------
           FINANCIAL SERVICES - 5.6%
           ---------------------------------
  50,000   A.G. Edwards, Inc.                   1,656
  30,000   Capital One Financial Corp.          1,230
  90,000   Freddie Mac                          4,517
  40,000   Marsh & McLennan Cos., Inc.          3,760
  75,000   T. Rowe Price Associates, Inc.       2,916
           --------------------------------- ---------
             Total                             14,079
           --------------------------------- ---------
           HEALTHCARE - 3.8%
           ---------------------------------
  22,000   Baxter International, Inc.           1,405
  60,000   Biomet, Inc.                         2,389
  72,000   Guidant Corp. (b)                    3,789
  40,000   Medtronic, Inc.                      1,830
           --------------------------------- ---------
             Total                              9,413
           --------------------------------- ---------
           INSURANCE - 0.2%
           ---------------------------------
  19,000   Cincinnati Financial Corp.             546
           --------------------------------- ---------
           MANUFACTURING - 3.2%
           ---------------------------------
  25,000   Dana Corp.                             587
  35,000   Illinois Tool Works, Inc.            2,048
  90,000   Tyco International, Ltd.             3,847
  25,000   Zebra Technologies Corp., Class A (b) 1,480
           --------------------------------- ---------
             Total                              7,962
           --------------------------------- ---------
           MEDIA/PUBLISHING - 1.0%
           --------------------------------- ---------
  55,000   Interpublic Group of Cos., Inc.      2,530
           --------------------------------- ---------
           MEDICAL DISTRIBUTION  - 1.1%
           ---------------------------------
  55,000   Cardinal Health, Inc.                2,630
           --------------------------------- ---------
           OFFICE EQUIPMENT & SUPPLIES - 1.0%
           ---------------------------------
  16,000   Avery Dennison Corp.                 1,084
  28,000   Pitney-Bowes, Inc.                   1,372
           --------------------------------- ---------
             Total                              2,456
           --------------------------------- ---------
           PHARMACEUTICALS - 1.9%
           ---------------------------------
  13,000   American Home Products Corp.           612
  20,000   Bristol-Myers Squibb Co.             1,320
  20,000   Pfizer, Inc.                           727
  12,000   Schering-Plough Corp.                  528
  15,000   Warner-Lambert Co.                   1,424
           --------------------------------- ---------
             Total                              4,611
           --------------------------------- ---------

                                   -Continued-

FIFTH THIRD BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           RETAIL - 3.9%
           ---------------------------------
  64,500   Home Depot, Inc.                  $  3,652
  80,000   Lowe's Cos., Inc.                    3,570
  50,000   Wal-Mart Stores, Inc.                2,738
           --------------------------------- ---------
             Total                              9,960
           --------------------------------- ---------
           TELECOMMUNICATIONS - 4.7%
           ---------------------------------
  40,000   ADC Telecommunications, Inc. (b)     2,638
  50,000   Broadwing, Inc.                      1,900
  55,000   CenturyTel, Inc.                     2,104
 115,000   MCI WorldCom, Inc. (b)               5,283
           --------------------------------- ---------
             Total                             11,925
           --------------------------------- ---------
           TRANSPORTATION - 1.4%
           ---------------------------------
  50,000   Kansas City Southern
             Industries, Inc.                   3,459
           --------------------------------- ---------
           Total Common Stocks                167,860
           --------------------------------- ---------
CORPORATE BONDS - 8.7%
           FINANCIAL - 2.3%
           ---------------------------------
   3,000   Associates Corp., 5.80%, 4/20/04     2,802
   3,000   Bear Stearns, 7.625%, 2/1/05         2,960
           --------------------------------- ---------
             Total                              5,762
           --------------------------------- ---------
           MANUFACTURING - 2.7%
           ---------------------------------
   3,000   Procter & Gamble Co., 6.60%,
             12/15/04                           2,914
   4,000   Tyco International Group, 6.875%,
             9/5/02                             3,913
           --------------------------------- ---------
             Total                              6,827
           --------------------------------- ---------
           RETAIL - 1.6%
           ---------------------------------
   4,000   Wal-Mart Stores, 6.875%, 8/10/09     3,834
           --------------------------------- ---------
           TELECOMMUNICATIONS - 2.1%
           ---------------------------------
   3,000   Lucent Technologies, 6.45%,
             3/15/29                            2,562
   3,000   Sprint Capital Corp., 5.875%, 5/1/04 2,809
           --------------------------------- ---------
             Total                              5,371
           --------------------------------- ---------
           Total Corporate Bonds               21,794
           --------------------------------- ---------
U.S. GOVERNMENT SECURITIES - 19.6%
           MORTGAGE BACKED SECURITIES - 10.9%
           ---------------------------------
   2,232   Fannie Mae, 7.50%, 9/1/29,
             Pool # 252717                      2,179
     509   Fannie Mae, 6.00%, 4/1/11,
             Pool # 344185                        478
  25,393   Fannie Mae, 7.50%, 12/1/29,
             Pool # 535083                     24,791
       2   Freddie Mac, 9.50%, 10/1/02,
             Pool # 380009                          2
       6   Freddie Mac, 8.00%, 8/1/08,
             Pool # 272525                          6
           --------------------------------- ---------
             Total                             27,456
           --------------------------------- ---------



   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 1.1%
           ---------------------------------
   3,000   Fannie Mae, 5.125%, 2/13/04       $  2,782
           --------------------------------- ---------
           U.S. TREASURY BONDS - 1.2%
           ---------------------------------
   2,250   7.25%, 5/15/16                       2,365
     750   5.25%, 2/15/29                         624
           --------------------------------- ---------
             Total                              2,989
           --------------------------------- ---------
           U.S. TREASURY NOTES - 6.4%
           ---------------------------------
   3,000   5.875%, 11/15/05                     2,875
   4,000   6.25%, 2/28/02                       3,971
   2,000   4.75%, 2/15/04                       1,866
   3,000   5.25%, 5/15/04                       2,838
   4,500   6.00%, 8/15/09                       4,289
           --------------------------------- ---------
             Total                             15,839
           --------------------------------- ---------
           Total U.S. Government Securities    49,066
           --------------------------------- ---------
REPURCHASE AGREEMENT - 5.5%
$ 13,684   Warburg/ Dillon, 5.70%, dated
             1/31/00, due 2/01/00 - (at
             amortized cost), collateralized by
             U.S. Treasury Notes, 6.00%-8.75%,
             due 11/15/08- 2/15/26 with a
             value of $13,959.                 13,684
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $203,925) (A)
           - 100.9%                           252,404
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.9%)                     (2,323)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $250,081
           --------------------------------- ---------


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $19. Cost for federal tax purposes differs from value by net unrealized appreciation of $48,460, which is composed of $58,960 appreciation and $10,500 depreciation at January 31, 2000.


(b) Non-income producing security.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD MID CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 98.5%
           APPAREL & ACCESSORY STORES - 3.2%
           ---------------------------------
  163,000  American Eagle Outfitters, Inc.(b) $ 5,919
  110,000  Tommy Hilfiger Corp. (b)             1,327
           --------------------------------- ---------
             Total                              7,246
           --------------------------------- ---------
           BANKING - 7.4%
           ---------------------------------
  285,000  First Tennessee National Corp.       7,446
  174,000  Regions Financial Corp.              4,219
  160,000  SouthTrust Corp.                     4,870
           --------------------------------- ---------
             Total                             16,535
           --------------------------------- ---------
           BUSINESS SERVICES - 4.9%
           ---------------------------------
  154,000  Cintas Corp.                         7,214
   89,000  Fastenal Co.                         3,894
           --------------------------------- ---------
             Total                             11,108
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 16.2%
           ---------------------------------
  125,000  BMC Software, Inc. (b)               4,734
   20,000  Citrix Systems, Inc. (b)             2,745
   90,000  Convergys Corp. (b)                  2,644
   57,000  Entrust Technologies, Inc. (b)       2,700
  320,000  Fiserv, Inc. (b)                    10,860
   45,000  Legato Systems, Inc. (b)             1,133
  179,000  Sterling Commerce, Inc. (b)          5,023
   78,000  Sungard Data Systems, Inc. (b)       2,281
  121,000  Whittman-Hart, Inc. (b)              4,295
           --------------------------------- ---------
             Total                             36,415
           --------------------------------- ---------
           ELECTRONICS - 27.8%
           ---------------------------------
   69,000  Altera Corp. (b)                     4,537
  128,000  Analog Devices, Inc. (b)            11,968
    4,500  Applied Materials, Inc. (b)            618
  410,000  Artesyn Technologies, Inc. (b)       7,047
   31,000  Cree, Inc. (b)                       2,918
  226,000  Flextronics International, Ltd. (b) 11,229
  166,000  Microchip Technology, Inc. (b)      10,437
   58,000  QLogic Corp. (b)                     8,870
  110,000  Vitesse Semiconductor Corp. (b)      4,785
           --------------------------------- ---------
             Total                             62,409
           --------------------------------- ---------
           FINANCIAL SERVICES - 7.3%
           ---------------------------------
  240,000  A.G. Edwards, Inc.                   7,950
  220,000  T. Rowe Price Associates, Inc.       8,553
           --------------------------------- ---------
             Total                             16,503
           --------------------------------- ---------
           HEALTHCARE - 4.9%
           ---------------------------------
  140,000  Biomet, Inc.                         5,574
  235,000  Sybron International Corp. (b)       5,420
           --------------------------------- ---------
             Total                             10,994
           --------------------------------- ---------
           INSURANCE - 1.4%
           ---------------------------------
   60,000  Cincinnati Financial Corp.           1,725
   32,000  MGIC Investment Corp.                1,490
           --------------------------------- ---------
             Total                              3,215
           --------------------------------- ---------


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           MANUFACTURING - 3.6%
           ---------------------------------
   80,000  OM Group, Inc.                    $  3,010
   85,000  Zebra Technologies Corp., Class A(b) 5,031
           --------------------------------- ---------
             Total                              8,041
           --------------------------------- ---------
           MEDIA/PUBLISHING - 2.7%
           ---------------------------------
   64,000  Omnicom Group, Inc.                  5,996
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 3.3%
           ---------------------------------
  154,000  Cardinal Health, Inc.                7,363
           --------------------------------- ---------
           PRINTING & PUBLISHING - 0.4%
           ---------------------------------
   72,000  Consolidated Graphics, Inc. (b)        963
           --------------------------------- ---------
           RETAIL - 2.5%
           ---------------------------------
  390,000  Casey's General Stores, Inc.         4,022
   80,000  Dollar General Corp.                 1,700
           --------------------------------- ---------
             Total                              5,722
           --------------------------------- ---------
           TELECOMMUNICATIONS - 7.6%
           ---------------------------------
  124,000  ADC Telecommunications, Inc. (b)     8,176
   83,000  Broadwing, Inc.                      3,154
  151,000  CenturyTel, Inc.                     5,776
           --------------------------------- ---------
             Total                             17,106
           --------------------------------- ---------
           TRANSPORTATION - 5.3%
           ---------------------------------
  158,000  GATX Corp.                           4,543
  102,000  Kansas City Southern Industries, Inc.7,057
           --------------------------------- ---------
             Total                             11,600
           --------------------------------- ---------
           Total Common Stocks                221,216
           --------------------------------- ---------
REPURCHASE AGREEMENT - 4.6%
$  10,428  Warburg/Dillon, 5.70%, dated 1/31/00,
             due 2/1/00 (a t amortized cost),
             collateralized by U.S. Treasury Notes,
             8.00%, due 11/15/21 with a value
             of $10,637.                       10,428
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $185,190)
           (A) - 103.1%                       231,644
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (3.1%)                     (6,977)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $224,667
           --------------------------------- ---------

(a) Cost for federal tax purposes differs from value by net unrealized appreciation of $46,454, which is composed of $64,095 appreciation and $17,641 depreciation at January 31, 2000.

(b) Non-Income producing security.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 90.5%
           AUSTRALIA - 1.5%
           ---------------------------------
  10,522   Amcor , Ltd.                      $     44
   6,738   AMP Diversified Property Trust           9
  15,362   AMP, Ltd.                              149
   3,662   AMP, Ltd. Reinvestment Notes (b)        -
   6,172   Australian Gas & Light                  36
   3,535   Brambles Industries, Ltd.               84
  17,360   Broken Hill Proprietary Co., Ltd.      208
  10,166   Coca-Cola Amatil, Ltd.                  24
  17,869   Coles Myer, Ltd.                        87
  13,089   Coloniel, Ltd..                         53
   1,716   CSL, Ltd.                               25
   2,004   F.H. Faulding & Co., Ltd.               11
  28,703   Fosters Brewing Group                   74
  22,265   General Property Trust Units            35
      77   Goldfields , Ltd.                       --
  19,850   Goodman Fielder Wattie, Ltd.            16
   4,418   Leighton Holdings                       16
   8,680   Lend Lease Corp.                       110
   5,960   Mayne Nickless, Ltd.                    14
  22,804   National Australia Bank, Ltd.          318
  30,370   News Corp., Ltd.                       357
  21,505   Normandy Mining, Ltd.                   14
   7,273   North, Ltd.                             14
   2,149   Orica, Ltd.                             11
  18,220   Pacific Dunlop, Ltd.                    23
   6,609   QBE Insurance Group, Ltd.               30
   1,966   Rio Tinto, Ltd.                         35
   9,754   Santos, Ltd.                            26
  10,340   Southcorp, Ltd.                         36
   5,267   Stockland Trust Group                   11
   5,119   Suncorp-Metway, Ltd.                    27
   5,269   TABCORP Holdings, Ltd.                  29
 149,788   Telstra Corp., Ltd.                    745
   3,009   Westfarmers, Ltd.                       24
  21,893   Westfield Trust                         41
  30,017   Westpac Banking Corp., Ltd.            204
  19,303   WMC, Ltd.                               98
  18,704   Woolworths, Ltd.                        58
           --------------------------------- ---------
             Total                              3,096
           --------------------------------- ---------
           AUSTRIA - 0.3%
           ---------------------------------
     716   Austria Tabakwerke AG                   35
   3,644   Bank Austria                           168
     153   BAU Holdings AG                          6
     298   BBAG Oesterreichische Brau -
             Beteiligungs AG                       11
     230   Boehler-Uddeholm                        10
      55   BWT AG                                   9
     230   Generali Holding Vienna AG              39
     690   Flughafen Wein AG                       25
      46   Lenzing AG                               3


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
     390   Mayr-Melnhof Karton AG            $     21
      97   Mikro Systemeintl AG (b)                 4
     992   Oesterreichische
             Elektrizitactswirtschafs AG -
             A Shares                             109
     869   OMV AG                                  83
     488   VA Technologies AG                      33
   2,248   Weinerberger Baustoffindustrie AG       45
           --------------------------------- ---------
             Total                                601
           --------------------------------- ---------
           FINLAND - 2.5%
           ---------------------------------
   1,261   Hartwall Oyj Abp                        18
   4,189   Kesko Oyj - B Shares                    51
   1,603   Metra Oyj - B Shares                    28
   3,749   Metso Oyj                               55
  17,120   Nokia Oyj                            3,105
  23,560   Nordbanken Holdings
             Subscription Receipts (b)            134
   2,870   Outokumpu Oyj                           38
   3,886   Raisio Group Plc                        12
   2,550   Sampo Insurance Co. Ltd. - A Shares     88
     149   Sanitec Oyj                              2
  14,053   Sonera Oyj                             969
   1,719   Tietoenator Oyj                         98
  14,479   Upm-Kymmene Oyj                        542
           --------------------------------- ---------
             Total                              5,140
           --------------------------------- ---------
           FRANCE - 8.9%
           ---------------------------------
   3,590   Accor SA                               147
   4,495   Air Liquid                             691
   2,001   Alcatel Alsthom                        399
  12,486   Aventis SA                             661
   6,258   AXA SA                                 789
   8,748   Banque Nationale De Paris              695
   1,165   BIC                                     56
     530   Bouygues                               334
   2,336   Canal Plus                             381
   1,081   Cap Gemini Sogeti                      230
   6,516   Carrefour SA                         1,039
   1,450   Casino Guichard Perrachon              139
   1,192   Danone                                 257
   1,887   Dassault Systems SA                    133
   1,887   De St. Gobain                          268
      12   Elf Aquitaine SA                         2
     817   Eridania Beghin-Say SA                  76
     255   Essilor International                   72
     774   Fonciere Lyonnaise                      90
  19,730   France Telecom SA                    2,558
     800   Gecina                                  84
   1,701   Klepierre                              163
   3,696   La Farge-Coppee                        327
   2,710   La Gardere Groupe Sca                  211
   1,246   L'OREAL                                808

                                   -Continued-

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
   1,670   Lvmh Moet Vuitton
             Hennessy Lous                   $    671
   4,074   Michelin Class B, Registered           144
   2,960   Pechiney SA, Series A                  200
   1,345   Pernod Ricard                           73
     540   Peugeot SA                             114
   2,238   Pinaukt Printemps Redo                 447
       1   Sagem SA - Old                           2
     135   Sagem SA - New                         111
   8,208   Sanofi Synthelabo SA                   309
   3,281   Schneider SA                           233
     303   Silic                                   46
   1,952   Simco-Union SA, Registered             153
   2,800   Societe des Immeubles de France         49
   1,827   Societe Generale                       368
     649   Sodexho SA                              99
   4,670   STMicroelectronics                     765
   2,707   Suez Lyonnaise des Eaux SA             391
   3,145   Thomson CSF                            117
  12,607   Total SA, Class B                    1,569
   1,710   Unibail Union Du Credit Bail           225
  12,632   Unisor Sacilor SA                      212
   1,695   Valeo SA                               116
   8,955   Vivendi                                920
           --------------------------------- ---------
             Total                             17,944
           --------------------------------- ---------
           GERMANY - 9.5%
           ---------------------------------
   5,003   Allianz AG                           1,650
  22,417   BASF AG                                962
  25,867   Bayer AG                             1,004
   9,082   Bayerische Vereins AG                  544
   3,800   Beiersdorf AG                          246
   2,800   Continental Gummiwerke AG               45
  11,199   DaimlerChrysler AG                     734
  11,983   Deutsche Bank AG                       903
  58,464   Deutsche Telekom                     3,912
   2,150   Douglas Holdings AG                     73
   8,717   Dresdner Bank AG                       420
   1,400   Fresenius Medical Care AG              109
   1,650   Gehe AG                                 56
   8,750   IVG Holdings AG                        121
   2,170   Linde AG                                99
   3,080   Man AG                                 102
  10,786   Mannesmann AG                        2,928
   5,563   Metro AG                               226
   3,334   Muenchener Rueckversicher              887
   2,830   Preussag AG                            135
  10,109   RWE AG                                 324
   1,225   Sap AG                                 698
  11,867   Siemens AG                           1,636
  19,870   Thyssen Krupp AG                       506
  10,667   VEBA AG                                449


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  15,700   Viag AG                           $    265
   3,830   Volkswagen AG                          180
           --------------------------------- ---------
             Total                             19,214
           --------------------------------- ---------
           GREAT BRITAIN - 14.2%
           ---------------------------------
  17,510   Abbey National PLC                     212
  20,955   Albert Fisher Group PLC (b)              5
   1,114   Alldays PLC                              1
   1,453   Allders PLC                              3
  17,395   Allied Zurich PLC                      170
   4,250   Amec PLC                                16
   7,378   Amvescap PLC                            81
  12,578   Anglian Water PLC                       93
  16,949   Arjo Wiggins Appleton PLC               50
   2,076   ARM Holdings PLC (b)                   124
  12,734   Associated British Ports
             Holdings PLC                          47
   8,112   Astrazeneca Group PLC                  299
  15,253   BAA PLC                                 95
  10,041   Baird (William) PLC                     10
  19,506   Barclays PLC                           473
   6,078   Barratt Development PLC                 21
  10,277   Bass PLC                                98
     727   BBA Group PLC                            5
  15,317   Beazer Group PLC                        30
  10,589   Berisford PLC                           51
   4,129   Berkeley Group PLC                      40
  44,715   BG Ord Group                           228
  13,966   BICC Group PLC, Registered              17
  17,645   Blue Circle Industries PLC             119
  11,937   BOC Group PLC                          257
  13,269   Boots Co. PLC                          107
 240,630   BP Amoco PLC                         2,128
  21,274   BPB Industries PLC                     122
  41,164   British Aerospace PLC                  221
       1   British American Tobacco PLC            --
  84,507   British Land Co. PLC                   511
  20,250   British Sky Broadcasting Group PLC     472
 124,358   British Telecommunications PLC       2,401
  39,230   Burford Holdings PLC                    56
  13,838   Burmah Castrol PLC                     216
  37,775   Cable & Wireless PLC                   773
  24,392   Cadbury Schweppes PLC                  137
   7,488   Canary Wharf Group PLC (b)              45
   2,257   Capita Group PLC                        36
  17,890   Capital Shopping Centres                99
  36,869   Caradon PLC                             92
   6,849   Carpetright PLC                         56
  58,404   Centrica PLC                           180
  13,701   CGU PLC                                181
   2,595   Cobham  PLC                             36
   7,078   Compass Group PLC                       88

                                   -Continued-

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
 124,313   Corus Group PLC                   $    246
   1,422   Delta Group PLC                          3
  42,051   Diageo PLC                             312
   2,638   Dialog Corp. PLC (b)                     5
   4,776   Dixons Group PLC                        95
   3,516   Emap PLC                                95
  33,725   EMI Group PLC                          416
  16,028   Enterprise Oil                         110
  15,528   Firstgroup PLC                          48
  12,673   FKI PLC                                 56
   3,100   Frogmore Estates PLC                    22
  17,121   GKN PLC                                216
  41,766   Glaxo Wellcome PLC                   1,077
  19,130   Granada Group PLC                      191
  89,750   Grant Chester Holdings                 208
  42,070   Great Portland Estates PLC             128
  11,581   Great Universal Stores PLC              74
  28,241   Halifax PLC                            246
  28,630   Hammerson PLC                          172
  26,879   Hanson PLC                             196
  19,478   Hays PLC                               135
  20,044   Hilton Group PLC                        55
   8,170   House Of Fraser PLC                      8
  95,376   HSBC Holdings PLC                    1,118
   5,440   Hyder PLC                               22
  14,972   IMI PLC                                 57
  36,750   Imperial Chemical Industries PLC       295
  78,553   Invensys PLC                           382
   8,779   Jarvis PLC                              20
  17,699   Johnson Matthey PLC                    221
  11,610   Kelda Group PLC                         50
  18,631   Kingfisher PLC                         143
   3,792   Laird Group PLC                         13
  64,049   Land Securities PLC                    702
  57,040   LASMO PLC                               98
  87,735   Legal & General Group PLC              230
   7,091   LEX  Services PLC                       37
   6,829   Limit PLC                               16
  71,739   Lloyds TSB Group PLC                   727
   4,354   Logica PLC                             115
  12,857   London Clubs International PLC          24
   4,224   London Forfaiting Co, PLC (b)            2
  11,197   Lonmin PLC                             123
   1,126   Low & Bonar PLC                          3
   1,089   Manchester United PLC                    4
  23,928   Marconi  PLC                           352
  38,676   Marks & Spencer PLC                    171
     142   Mayflower Corp. PLC                     --
   1,306   Mckechnie PLC                            6
   3,342   Meggitt Holdings PLC                     9
  50,532   MEPC PLC                               328


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  27,466   Misys PLC                         $    382
  12,754   National Grid Group PLC                 88
  18,403   National Power PLC                     108
   9,712   Next PLC                                76
  25,360   NFC PLC                                114
   6,982   Nycomed Amersham PLC                    44
     535   Ocean Group PLC                         10
  17,121   Parity PLC                             121
   7,479   Pearson PLC                            256
   8,524   Peninsular & Oriental Steam
             Navigation Co.                       121
   6,912   Pennon Group PLC                        50
  92,946   Pilkington PLC                         127
  24,724   Prudential Corp. PLC                   458
     846   Psion PLC                               42
   5,000   Quintain Estates &
             Development PLC                       13
   6,266   Racal Electronics PLC                   42
   6,503   Railtrack Group PLC                     81
  29,526   Rank Group PLC                          76
  15,575   Reed International PLC                 129
  35,272   Rentokil Initial PLC                   137
  15,865   Reuters Group PLC                      237
   7,891   Rexam PLC                               28
  33,342   Rio Tinto PLC, Registered              624
  22,636   Rolls-Royce PLC                         77
  13,360   Sage Group PLC                         161
  22,681   Sainsbury (J) PLC                      125
   2,199   Schroder PLC                            50
   3,196   Scotia Holdings PLC                      8
   8,723   Scottish & Newcastle PLC                56
  13,891   Scottish & Southern Energy PLC         109
  17,447   Scottish Power PLC                     122
   5,069   SEMA Group PLC                          98
     971   Skillsgroup PLC                          5
  42,917   Slough Estates PLC                     224
  12,282   Smith & Nephew PLC                      36
  62,457   SmithKline Beecham PLC                 748
   3,348   Smiths Industries PLC                   39
  27,365   Stagecoach Holdings PLC                 62
   8,113   T.I. Group PLC                          48
   6,751   Tate & Lyle PLC                         29
  11,869   Taylor Woodrow PLC                      22
  11,250   TBI PLC                                 16
  44,162   Tesco PLC                              117
   5,606   Thames Water PLC                        68
   6,536   3i Group PLC                           108
     948   Torotrak PLC (b)                         5
   4,288   Trinity Mirror PLC                      48
  35,633   Unilever PLC                           219
   8,415   United Utilities Group PLC              81

                                   -Continued-

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
 420,476   Vodafone Group PLC                $  2,317
  24,450   Wates City Of London
             Properties PLC                        37
     666   Wickes PLC                               2
  26,574   WPP Group PLC                          424
           --------------------------------- ---------
             Total                             28,709
           --------------------------------- ---------
           HONG KONG - 3.0%
           ---------------------------------
  39,899   Bank of East Asia, Ltd.                103
 291,850   Cable & Wireless HKT, Ltd              709
  70,000   Cheung Kong Holdings, Ltd.             884
  53,000   CLP Holdings, Ltd.                     221
  63,000   Hang Lung Development Co., Ltd.         59
  61,400   Hang Seng Bank, Ltd.                   598
 156,700   Hong Kong & China Gas, Ltd.            200
  28,000   Hong Kong & Shanghai Hotel, Ltd. (b)    15
  43,000   Hopewell Holdings                       24
 115,000   Hutchison Whampoa, Ltd.              1,655
  34,800   Hysan Development, Ltd.                 36
  29,500   Johnson Electronic Holdings            189
  62,821   New World Development Co., Ltd.        120
      15   Regal Hotels International (b)          --
  16,000   Shagri-La Asia, Ltd.                    18
 102,619   Sino Land Co.                           53
  32,000   South China Morning Post, Ltd.          28
  74,000   Sun Hung Kai Properties, Ltd.          687
  47,500   Swire Pacific, Ltd., Class A           230
  13,000   Television Broadcasts, Ltd.             95
  71,600   Wharf Holdings, Ltd.                   143
           --------------------------------- ---------
             Total                              6,067
           --------------------------------- ---------
           INDIA - 0.5%
           ---------------------------------
  28,000   Gujarat Ambuja Cements, Ltd. GDR       169
   8,500   Larsen & Toubro, Ltd. GDR              198
  15,000   Reliance Industries, Ltd. GDR          291
  21,800   Tata Engineering and Locomotive
             Co., Ltd. GDR                         95
   7,750   Videsh Sanchar Nigam, Ltd. GDR         221
           --------------------------------- ---------
             Total                                974
           --------------------------------- ---------
           INDONESIA - 0.0%
           ---------------------------------
  19,000   Mulia Industrindo (b)                    1
           --------------------------------- ---------
           ITALY - 3.5%
           ---------------------------------
  17,064   Assicurazioni Generali                 481
   3,566   Autogrill SpA                           36
  21,957   Banc San Paolo Torino                  263
   5,282   Banca Commerciale Italiana              23
  77,136   Banca Intesa SpA                       249
   6,132   Banca Popolare Di Milano                43
  73,758   Banco di Roma SpA                       80
  29,225   Benetton Group SpA                      55
  21,957   Beni Stabili SpA (b)                     8
   1,487   Burgo (Cartiere) SpA                     9

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  73,615   Credito Italiano                    $  293
 132,800   Enel SpA (b)                           537
 121,852   ENI SpA                                577
   4,226   Fiat SpA                               120
   7,328   Impregilo SpA                            5
  59,259   Istituto Nazionale Assicuraz           144
   7,897   Italgas SpA                             34
  20,372   Mediaset SpA                           322
   9,674   Mediobanca Banca SpA                    78
  24,082   Montedison SpA                          35
  66,358   Olivetti SpA                           223
  30,257   Parmalat Finanziaria SpA                35
  38,405   Pirelli SpA                             92
   8,352   RAS SpA                                 70
   2,071   Reno (Saffa)                             4
   3,721   Rinascente                              20
   3,192   Sirti SpA                               10
   8,334   Snia BPD SpA                             8
   2,369   Societa Assicuratrice Industriale SpA   20
  71,330   Telecom Italia SpA                   1,161
   7,923   Telecom Italia SpA RNC                  54
 163,885   Telecom Italia Mobile SpA            1,807
  38,965   Telecom Italia Mobile SpA RNC          154
  75,533   Unione Immobiliare SpA                  35
           --------------------------------- ---------
             Total                              7,085
           --------------------------------- ---------
           JAPAN - 25.6%
           ---------------------------------
   3,100   Acom Co Ltd                            362
   2,700   Advantest                              620
  31,400   Ajinomoto Co., Inc.                    381
  57,900   Asahi Bank, Ltd.                       324
  10,000   Asahi Breweries, Ltd.                   98
  27,000   Asahi Chemical Industry Co., Ltd.      151
  46,800   Asahi Glass Co., Ltd.                  396
  10,000   Bank Of Fukuoka, Ltd.                   60
  99,000   Bank Of Tokyo-Mitsubishi, Ltd.       1,269
  42,400   Bank Of Yokohama, Ltd.                 175
   2,400   Benesse Corp.                          441
  18,000   Bridgestone Corp.                      381
  21,400   Canon, Inc.                            878
  23,800   Casio Computer Co., Ltd.               194
      43   Cent Japan Railway Co.                 265
  10,600   Chugai Pharmaceutical Co., Ltd.        154
     500   Credit Saison Co., Ltd.                 10
  22,600   Dai Nippon Printing Co., Ltd.          396
  27,600   Daiei, Inc. (b)                        114
  72,000   Daiwa Bank, Ltd.                       209
  21,600   Daiwa House Industry Co., Ltd.         186
   27,000  Daiwa Securities, Ltd.                 440
     101   East Japan Railway Co.                 478
  16,800   Ebara Corp.                            213
   5,700   Fanuc Co., Ltd.                        602

                                   -Continued-

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  69,000   Fuji Bank                         $    687
  15,000   Fuji Photo Film Co., Ltd.              580
   1,300   Fuji Soft ABC, Inc.                     99
  45,000   Fujitsu, Ltd.                        1,669
  18,800   Furukawa Electric Co.                  276
   5,000   Gunma Bank, Ltd.                        32
  80,000   Hitachi, Ltd.                        1,137
  11,000   Honda Motor Co., Ltd.                  352
  63,000   Industrial Bank of Japan               608
  11,000   ITO-Yokado Co., Ltd.                 1,005
   1,600   Joyo Bank                                7
   9,800   JUSCO, Ltd.                            177
  49,400   Kajima Corp.                           135
  28,200   Kansai Electric Power, Inc.            489
  14,000   Kao Corp.                              383
  25,000   Kawasaki Steel Corp. (b)                49
  32,000   Kinki Nippon Railway                   131
  36,400   Kirin Brewery Co., Ltd.                450
  39,400   Komatsu, Ltd.                          177
  60,000   Kubota Corp.                           223
   5,200   Kyocera Corp.                          880
     200   Kyowa Hakko Kogyo Co., Ltd.              2
     800   Marubenii Corp.                          3
   6,000   Marui Co., Ltd.                         84
  46,000   Matsushita Electric
             Industrial Co., Ltd.               1,223
  33,000   Mitsubishi Chemical Corp.              133
  59,800   Mitsubishi Electric Corp.              414
  22,000   Mitsubishi Estate Co., Ltd.            218
 112,000   Mitsubishi Heavy Industries, Ltd.      359
  30,200   Mitsubishi Material Corp. (b)           78
  31,000   Mitsubishi Trust & Banking Co.         286
     800   Mitsui & Co.                             6
  13,400   Mitsui Fudosan                         120
  41,000   Mitsui Trust & Banking Co.              88
  21,600   Mitsukoshi, Ltd. (b)                    81
   6,000   Murata Manufacturing Co., Ltd.       1,213
   8,800   Mycal Corp.                             45
  36,200   NEC Corp.                              778
  48,400   New Oji Paper Co.                      309
  17,600   NGK Insulators, Ltd.                   131
  15,000   NGK Spark Plug Co.                     152
   1,400   Nichiei Co., Ltd.                       43
     700   Nidec Corp.                            159
   3,100   Nintendo Co., Ltd.                     572
   8,600   Nippon Denso, Ltd.                     190
  19,600   Nippon Express Co., Ltd.               138
   9,600   Nippon Meat Packers, Inc.              109
  45,800   Nippon Oil Co., Ltd.                   208
 180,800   Nippon Steel Corp.                     431
     245   Nippon Telegraph & Telephone Corp.   3,708


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  39,000   Nippon Yusen Kabushiki Kaisha     $    154
  35,600   Nissan Motors Co., Ltd.                170
  44,000   Nomura Securities Co., Ltd.          1,003
   9,000   Onward Kashiyama Co., Ltd.             106
   2,200   Oriental Land Co., Ltd.                191
   1,100   Orix Corp.                             206
  51,200   Osaka Gas Co., Ltd.                    127
   6,000   Pioneer Electronic Corp.               163
   2,400   Promise Co., Ltd.                      166
   2,800   Rohm Co.                               926
  67,000   Sakura Bank                            426
  11,800   Sankyo Co., Ltd.                       277
  58,000   Sanyo Electric Co.                     248
   7,600   Secom Co., Ltd.                        682
   5,100   Sega Enterprise, Ltd.                  192
  21,600   Sekisui House, Ltd.                    210
  17,200   Sharp Corp.                            306
   4,000   Shimano, Inc.                           86
  36,600   Shimizu Construction                   112
   3,800   Shin-Etsu Chemical  Co.                204
   9,800   Shiseido Co., Ltd.                     135
  18,400   Shizuoka Bank                          178
   7,000   Skylark Co, Ltd.                       185
   1,800   SMC Corp.                              376
   2,300   Softbank Corp.                       2,256
   9,800   Sony Corp.                           2,468
  70,000   Sumitomo Bank, Ltd.                    951
  40,600   Sumitomo Chemical Co., Ltd.            195
     200   Sumitomo Corp.                           2
  34,400   Sumitomo Electric Industries           457
  16,600   Sumitomo Metal & Mining (b)             42
  50,400   Taisei Construction                     94
   9,800   Taisho Pharmaceutical Co.              296
   6,000   Taiyo Yuden Co., Ltd.                  299
  26,400   Takeda Chemical Industries           1,430
   3,200   Takefuji Corp.                         383
  19,400   Teijin, Ltd.                            85
   5,000   Terumo Corp.                           123
  27,600   Tobu Railway Co., Ltd.                  81
   6,700   Tohoku Electric Power Co., Inc.         89
  47,800   Tokai Bank                             274
  35,000   Tokio Marine Fire Insurance Co.        364
   7,000   Tokyo Broadcasting Systems, Inc.       264
  34,400   Tokyo Electric Power                   803
   3,000   Tokyo Electron, Ltd.                   418
  49,600   Tokyo Gas, Ltd.                        113
  28,400   Tokyu Corp.                             72
  18,600   Toppan Printing Co., Ltd.              223
  23,100   Toray Industries, Inc.                  98
  71,000   Toshiba Corp.                          557
  26,600   Toto, Ltd.                             155

                                   -Continued-

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  47,000   Toyota Motor Corp.                $  2,059
  49,400   Ube Industries, Inc.                   100
   9,000   Yamanouchi Pharmaceutical
             Co., Ltd.                            395
  16,000   Yokogawa Electric Corp.                135
           --------------------------------- ---------
             Total                             51,734
           --------------------------------- ---------
           NETHERLANDS - 5.0%
           ---------------------------------
  34,599   ABN Amro Holdings NV                   698
  13,558   Aegon NV                               974
  11,709   Akzo NV                                487
   1,826   Buhrmann NV                             36
  13,619   Elsevier NV                            159
   1,724   Getronics NV                           112
   2,120   Hagemeyer NV                            38
   8,089   Heineken NV                            420
  23,971   ING Groep NV                         1,210
  13,982   Koninklijke Ahold NV                   333
   8,582   Koninklijke KNP NV                     736
     590   Nedlloyd Groep NV                       15
   2,153   Oce Van Grinten                         26
   7,714   Philips Electronics NV               1,136
   1,490   Rodamco Continental Europe NV (b)       59
  46,277   Royal Dutch Petroleum Co.            2,469
  11,366   TNT Post Group NV                      295
   7,300   Uni-Invest NV                           91
  12,917   Unilever NV                            587
   1,476   Vedior NV                               13
   1,086   Verenigde Machinefabrieken Stork NV     14
   6,416   Wolters Kluwer NV CVA                  232
           --------------------------------- ---------
             Total                             10,140
           --------------------------------- ---------
           NORWAY - 0.0%
           ---------------------------------
     150   Steen & Strom Invest ASA (b)             2
           --------------------------------- ---------
           PORTUGAL - 0.9%
           ---------------------------------
  47,395   Banco Commercial                       266
   5,800   Banco Espirito Santo                   154
  25,330   BPI-SGPS S.A.                           98
  14,500   Brisa Autostradas                      115
     900   Cie De Seguros Tranquilidad             28
     500   CIN-Corporacao Industrial do Norte       3
  29,000   Electricidade De Portugal              454
     500   Inapa                                    4
   3,950   Jeronimo Martins                        86
   5,200   Portucel Industrial                     39
  35,130   Portugal Telecom                       419
     200   Sociedade De Construcoes Soares
             Da Costa SA (b)                        1
     900   Somague (SOC DE Empreitadas) (b)         3
   2,200   Sonae                                  112
     800   Unicer                                  22
           --------------------------------- ---------
             Total                              1,804
           --------------------------------- ---------


   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           SINGAPORE - 2.2%
           ---------------------------------
  35,000   City Development, Ltd.            $    175
   4,750   Creative Technology, Ltd.               79
  15,000   Cycle & Carriage, Ltd.                  33
  65,683   DBS Group Holdings, Ltd.               881
  67,250   DBS Land, Ltd.                         104
  15,000   First Capital Corp., Ltd.               16
  17,000   Fraser & Neave, Ltd.                    53
  44,000   Hotel & Properties                      38
  42,000   Keppel Corp., Ltd.                      97
  24,000   Natsteel, Ltd.                          51
  34,000   Neptune Orient Lines, Ltd. (b)          34
  62,058   Overseas Union Enterprises, Ltd.       529
  22,000   Parkway Holdings, Ltd.                  47
  94,802   Sembcorp Industries, Ltd.              104
  63,000   Singapore International Airlines, Ltd. 659
  19,059   Singapore Press Holdings               375
 157,000   Singapore Technology Engineering, Ltd. 203
 252,000   Singapore Telecommunications, Ltd.     418
  82,000   United Industries Corp., Ltd.           39
  51,352   United Overseas Bank, Ltd.             377
  31,000   United Overseas Land, Ltd.              25
  13,000   Venture Manufacturing Singapore, Ltd.  176
           --------------------------------- ---------
             Total                              4,513
           --------------------------------- ---------
           SOUTH KOREA - 1.0%
           ---------------------------------
   5,530   Hyundai Motor Co., Ltd. (b)             84
   5,820   Kookmin Bank                           105
   9,040   Korea Electric Power Corp.             279
   4,920   LG Chemical, Ltd.                      175
   2,250   LG Electronics, Inc.                    71
   2,600   Pohang Iron & Steel Co., Ltd. ADR       92
   2,840   Samsung Electro-Mechanics Co.          207
   2,090   Samsung Electronics                    519
   3,730   Samsung Securities Co., Ltd.           138
  12,960   Shinhan Bank                           165
      30   SK Telecom Co., Ltd.                   101
           --------------------------------- ---------
             Total                              1,936
           --------------------------------- ---------
           SPAIN - 3.5%
           ---------------------------------
   6,026   Acerinox SA                            227
   9,065   Acesa Autopista                         82
   2,069   ACS Actividades Cons y Serv             37
   2,963   Alba                                    88
  15,341   Altadis SA                             168
   1,104   Azucarera Ebro                          13
  86,201   Banco Bilbao Vizcaya                 1,117
  99,152   Banco Santander SA                     977
   2,509   Corporacion Mapfre                      37
   5,948   Dragados Y Construcciones SA            48
  25,891   Endesa SA                              479
  15,087   Gas Natural SDG SA                     277
   4,827   General De Aguas de Barcelona SA        53


                                   -Continued-

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
  25,772   Iberdrola SA                      $    298
   1,000   Inmobilaria Metro (b)                    5
   8,911   Metrovacesa SA                         131
   7,370   Prima Inmobiliaria                      61
  32,852   Repsol SA                              622
   3,294   SOL Melia SA (b)                        37
  73,177   Telefonica De Espana (b)             1,854
   7,635   Telepizza  (b)                          32
  10,088   Union Electrica Fenosa SA              183
  34,110   Vallehermoso SA                        194
   1,743   Zardoya Otis                            15
           --------------------------------- ---------
             Total                              7,035
           --------------------------------- ---------
           SWEDEN - 3.4%
           ---------------------------------
  11,989   AstraZeneca PLC                        444
   3,600   Atlas Copco AB, Series A                91
   2,000   Atlas Copco AB, Series B                49
   8,520   Castellum International, Ltd.           72
  12,080   Diligentia AB                          102
  13,930   Drott AB                               131
   8,800   Electrolux AB, Series B                188
  35,300   Ericsson LM, Series B                2,497
  15,000   Foereningssparbanken                   200
  22,000   Hennes & Mauritz, Series B             676
   2,150   Netcom, Series B (b)                   140
   2,000   OM Gruppen AB                           64
   5,600   Sandvik, Series A                      152
   2,200   Sandvik, Series B                       61
  11,200   Securitas AB, Series B                 234
  14,600   Skandia Forsakring                     390
  17,100   Skandinaviska Enskilda Banken,
             Class A                              152
   3,600   Skanska AB, Series B                   119
   2,500   SKF AB, Series B                        57
   1,900   SSAB Swedish Steel                      27
  16,200   Svenska Cellulosa AB, Series B         408
  18,400   Svenska Handelsbanken, Series A        216
   4,850   Tornet Fastighets AB                    60
   4,000   Trelleborg AB, Series B                 31
   1,400   Volvo AB, Series A                      32
   5,200   Volvo AB, Series B                     125
   2,000   WM-Data AB, Series B                   128
           --------------------------------- ---------
             Total                              6,846
           --------------------------------- ---------
           SWITZERLAND - 5.0%
           ---------------------------------
   5,700   ABB, Ltd.                              633
     380   Adecco SA, Registered                  287
      75   Alusuisse-Lonza Holding, Registered     54
   5,600   Credit Suisse Group, Registered        966
      65   George Fischer, Registered              22
     290   Holderbank Financiere Glarus AG        368
     100   Lonza AG (b)                            59
     815   Nestle SA, Registered                1,342


    SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
   1,325   Novartis AG, Registered           $  1,635
      34   Roche Holdings AG                      519
     143   Roche Holdings AG, Genuss            1,549
      43   Societe Generale  (b)                   66
      95   Sulzer AG, Registered (b)               65
     115   Swatch Group AG                        117
     300   Swiss Reinsurance Co., Registered      516
   1,050   Swisscom AG                            374
   4,202   UBS AG, Registered                     984
     130   Valora Holding AG, Registered           38
     985   Zurich Allied AG                       460
           --------------------------------- ---------
             Total                             10,054
           --------------------------------- ---------
           THAILAND - 0.0%
           ---------------------------------
   8,700   CMIC Finance & Securities Co.,
             Ltd. (b)                              --
  13,300   Finance One PLC (b)                     --
  14,500   General Finance & Securities Co.,
             Ltd. (b)                              --
   9,100   Univest Land Public Co., Ltd. (b)       --
           --------------------------------- ---------
             Total                                 --
           --------------------------------- ---------
           Total Common Stocks (Cost $153,875) 182,895
           --------------------------------- ---------
 PREFERRED STOCK - 0.5%
           AUSTRALIA - 0.1%
           ---------------------------------
  26,901   News Corp., Ltd.                       277
           --------------------------------- ---------
           AUSTRIA - 0.0%
           ---------------------------------
       2   BAU Holdings - AG                       --
           --------------------------------- ---------
           GERMANY - 0.3%
           ---------------------------------
     875   Sap AG                                 671
   1,250   Volkswagen AG                           35
           --------------------------------- ---------
             Total                                706
           --------------------------------- ---------
           ITALY - 0.0%
           ---------------------------------
     813   Fiat SpA                                10
           --------------------------------- ---------
           NETHERLANDS - 0.1%
           ---------------------------------
  14,467   Unilever NV  (b)                        71
           --------------------------------- ---------
           Total Preferred Stocks (Cost $639)   1,064
           --------------------------------- ---------
 WARRANTS - 0.0%
           FRANCE - 0.0%
           ---------------------------------
   2,171   Banque Nationale De Paris               14
           --------------------------------- ---------
           ITALY - 0.0%
           ---------------------------------
   5,282   Banca Intesa SpA                        15
           --------------------------------- ---------
           Total Warrants (Cost $5)                29
           --------------------------------- ---------
 CONVERTIBLE SECURITIES - 0.0%
           PORTUGAL - 0.0%
           ---------------------------------
    $960   Jeronimo Martins, 12/30/04               6
           --------------------------------- ---------
           Total Convertible Securities (Cost $5)   6
           --------------------------------- ---------

                                   -Continued-

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
CORPORATE BONDS - 0.0%
           FRANCE - 0.0%
           ---------------------------------
      --   Casino Guichard, 4.50%, 7/12/01   $     --
      40   Sodexho SA, 6.00%, 6/7/04                6
           --------------------------------- ---------
           Total Corporate Bonds (Cost $27)         6
           --------------------------------- ---------
 INCOME SECURITIES - 0.0%
           AUSTRALIA - 0.0%
           ---------------------------------
      10   AMP, Ltd.                                6
           --------------------------------- ---------
           Total Income Securities (Cost $10)       6
           --------------------------------- ---------
 REPURCHASE AGREEMENTS - 4.2%
           UNITED STATES
           ---------------------------------
$  8,507   Warburg/Dillon, 5.70%, dated
             1/31/00, due 2/1/00
             (at amortized cost), collateralized
             by U.S. Treasury Bond, 9.125%,
             due 5/15/18 with a value of
             $8,678.                            8,507
           --------------------------------- ---------
           TOTAL REPURCHASE AGREEMENTS
           (COST $8,507)                        8,507
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $163,068) (A) - 95.2%        192,513
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 4.8%                   9,774
           --------------------------------- ---------
           TOTAL NET ASSETS - 100%           $202,287
           --------------------------------- ---------


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $2,474 and by the amount of market to market adjustments for passive foreign investment companies of $566. Cost for federal income tax purposes differs from value by net unrealized depreciation of $32,485 which is composed of $42,414 appreciation and $9,929 depreciation at January 31, 2000.

(b) Non-income producing security.


The International Equity Fund's investment concentration, by industry, as of January 31, 2000, was as follows:

Automotive   4.41%
Business & Financial Services                      14.27%
Chemicals                                           3.16%
Electric                                            4.97%
Food                                                4.22%
Insurance                                           5.12%
Oil & Gas Producers                                 5.71%
Pharmaceuticals                                     5.23%
Real Estate                                         4.17%
Telecommunications                                 12.46%
Other                                              36.28%

Open futures contracts as of January 31, 2000: (Amounts in thousands except number of contracts)


Number of                          Opening   Market
Contracts         Contract Type    Position  Value
30              Long DAX, 3/17/00   $4,723   $5,032
19            Long TOPIX, 3/15/00    2,956    3,032


At January 31, 2000, the International Equity Fund had outstanding forward foreign currency exchange contracts on the following page (Amounts in thousands except unrealized appreciation (depreciation).


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------

                                                 CONTRACT                                      UNREALIZED
        DELIVERY                                  AMOUNT             CONTRACT VALUE           APPRECIATION
          DATE                               (LOCAL CURRENCY)          U.S. DOLLAR           (DEPRECIATION)
---------------------------------------     ------------------     ------------------      ------------------
BRITISH STERLING POUNDS
Long Contracts
3/24/00                                           3,563                 $5,867                    $(111)
3/24/00                                           2,208                  3,675                     (108)
3/24/00                                             278                    451                       (2)
Short Contracts
3/24/00                                           2,938                  4,802                       56
3/24/00                                             903                  1,479                       21
3/24/00                                           2,208                  3,626                       59

EURO
---------------------------------------
Long Contracts
3/7/00                                            2,253                 $2,439                    $(248)
3/7/00                                            2,180                  2,364                     (245)
3/7/00                                            3,473                  3,690                     (313)
3/7/00                                            3,677                  3,847                     (271)
3/7/00                                              148                    150                       (6)
3/7/00                                              903                    920                      (43)
3/7/00                                              210                    209                       (5)
Short Contracts
3/7/00                                            6,077                  6,640                      731
3/7/00                                              383                    398                       26
3/7/00                                            1,935                  1,963                       81
3/10/00                                             131                    141                       14

JAPANESE YEN
---------------------------------------
Long Contracts
3/17/00                                         225,000                  2,082                       29
3/17/00                                         485,235                  4,497                       55
3/17/00                                         437,138                  4,300                     (199)
3/17/00                                         173,548                  1,656                      (28)
3/17/00                                         423,924                  4,036                      (59)
Short Contracts
3/17/00                                         373,703                  3,463                      (43)
3/17/00                                         373,783                  3,644                      138
3/17/00                                         376,002                  3,644                      117
3/17/00                                           9,475                     93                        4
3/17/00                                           9,525                     92                        3
3/17/00                                         102,270                    993                       34
3/17/00                                         188,961                  1,855                       82
3/17/00                                          10,404                    100                        2

FIFTH THIRD BOND FUND FOR INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------



      PAR              SECURITY               MARKET
    VALUE             DESCRIPTION              VALUE
---------  --------------------------------- ---------
ASSET BACKED SECURITIES - 0.9%
           FINANCIAL - 0.9%
           ---------------------------------
$   1,923  GE Capital Management, 6.940%,
             3/25/07                         $  1,923
           --------------------------------- ---------
           Total Asset Backed Securities        1,923
           --------------------------------- ---------
CORPORATE BONDS - 39.7%
           FINANCIAL - 12.7%
           ---------------------------------
    5,000  American General Finance Corp.,
             5.750%, 11/1/03                    4,689
    7,000  Aristar Corp., 6.000%, 8/1/01        6,866
    7,000  Lehman Brothers Corp., 7.250%
             4/15/03                            6,870
    5,000  Mellon Bank Corp., 7.375%,
             5/15/07                            4,916
    5,000  Southern National Corp., 7.050%,
             5/23/03                            4,906
           --------------------------------- ---------
             Total                             28,247
           --------------------------------- ---------
           INDUSTRIAL - 4.3%
           ---------------------------------
    4,000  Service Corp. Intl., 6.375%,
             10/1/00                            3,600
    6,000  Hertz Co., 7.625%, 8/15/07           5,945
           --------------------------------- ---------
             Total                              9,545
           --------------------------------- ---------
           RETAIL - 6.0%
           ---------------------------------
    7,000  Jones Apparel Co., 7.875%,
             6/15/06                            6,719
    7,000  Walmart, 6.875%, 8/10/09             6,709
           --------------------------------- ---------
             Total                             13,428
           --------------------------------- ---------
           OIL & GAS PRODUCERS & SERVICES - 4.2%
           ---------------------------------
   10,000  Atlantic Richfield Corp., 5.550%,
             4/15/03                            9,518
           --------------------------------- ---------
           TELECOMMUNICATIONS - 5.6%
           ---------------------------------
    8,000  MCI WorldCom, Inc., 6.125%,
             4/15/02                            7,775
    5,000  Sprint Capital Corp., 5.875%, 5/1/04 4,682
           --------------------------------- ---------
             Total                             12,457
           --------------------------------- ---------
           UTILITIES - 6.9%
           ---------------------------------
    5,000  Alabama Power, 7.125%, 8/15/04       4,913
    5,000  Northern States Power, 7.875%,
             10/1/01                            5,049
    1,000  Southern New England, 8.000%,
             11/20/01                           1,012
    5,000  U.S. West, 6.375%, 7/15/08           4,515
           --------------------------------- ---------
             Total                             15,489
           --------------------------------- ---------
           Total Corporate Bonds               88,684
           --------------------------------- ---------
U.S. GOVERNMENT SECURITIES - 44.3%
           MORTGAGE BACKED SECURITIES - 7.4%
           ---------------------------------
      940  Ginnie Mae, 10.500%, 7/15/14,
             Pool #321016                       1,004



      PAR              SECURITY               MARKET
    VALUE             DESCRIPTION              VALUE
---------  --------------------------------- ---------
$     900  Ginnie Mae, 8.500%, 6/15/22,
             Pool #220207                    $    932
   14,788  Ginnie Mae, 7.500%, 10/15/29        14,460
           --------------------------------- ---------
             Total                             16,396
           --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 16.9%
           ---------------------------------
    7,750  Fannie Mae, 7.100%, 10/18/04         7,608
    8,000  Fannie Mae, 5.810%, 3/2/04
             (Callable 3/2/01 @ 100)            7,603
   10,000  FFCB, 5.900%, 8/6/01
             (Callable 8/6/00 @ 100)            9,867
    5,000  FHLB, 5.610%, 8/10/01                4,920
    8,000  FHLB, 6.905%, 10/18/04               7,822
        1  FHLMC, 7.500%, 2/1/02                    1
           --------------------------------- ---------
             Total                             37,821
           --------------------------------- ---------
           U.S. TREASURY NOTES - 20.0%
           ---------------------------------
    4,000  5.375%, 2/15/01                      3,958
    4,500  6.125%, 12/31/01                     4,459
    4,000  6.500%, 5/31/02                      3,986
   10,500  5.250%, 5/15/04                      9,932
    1,000  7.000%, 7/15/06                      1,011
   11,750  5.500%, 5/15/09                     10,773
   11,000  6.000%, 8/15/09                     10,484
           --------------------------------- ---------
             Total                             44,603
           --------------------------------- ---------
           Total U.S. Government Securities    98,820
           --------------------------------- ---------
REPURCHASE AGREEMENT - 13.6%
$  30,359  Warburg/Dillon, 5.700%, dated
             1/31/00, due 2/1/00
             (at amortized cost), collaterized by
             U.S. Treasury Notes, 13.130%,
             due 5/15/01 and 9.130%,
             due 5/15/18 with a total value of
             $30,442                           30,359
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $223,933) (A) - 98.5%        219,786
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 1.5%                3,454
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $223,240
           --------------------------------- ---------


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $100. Cost for federal income tax purposes differs from value by net unrealized depreciation of $4,247 which is composed of $176 appreciation and $4,423 depreciation at January 31, 2000.


The following abbreviations are used in this portfolio:
FFCB- Federal Farm Credit Bank
FHLB- Federal Home Loan Bank
FHLMC- Federal Home Loan Mortgage Corporation


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD QUALITY BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
CORPORATE BONDS - 27.3%
           FINANCIAL - 7.1%
           ---------------------------------
$   6,000  Washington Mutual, Inc., 7.500%,
             8/15/06                         $  5,851
    5,000  Bear Stearns Co., Inc., 7.625%,
             2/1/05                             4,933
           --------------------------------- ---------
             Total                             10,784
           --------------------------------- ---------
           MANUFACTURING -  7.7%
           ---------------------------------
    5,000  Proctor & Gamble Co., 6.600%,
             12/15/04                           4,857
    7,000  Tyco International Group SA,
             6.875%, 9/5/02                     6,848
           --------------------------------- ---------
             Total                             11,705
           --------------------------------- ---------
           TELECOMMUNICATIONS - 5.9%
           ---------------------------------
    5,000  Lucent Technologies, 6.450%,
             3/15/29                            4,270
    5,000  Sprint Capital Corp., 5.875%,
             5/1/04                             4,681
           --------------------------------- ---------
             Total                              8,951
           --------------------------------- ---------
           UTILITIES - 6.6%
           ---------------------------------
    5,000  Alabama Power Co., 7.125%,
             8/15/04                            4,913
    5,000  Southern Cal Edison, 7.625%,
             1/15/10                            4,984
           --------------------------------- ---------
             Total                              9,897
           --------------------------------- ---------
           Total Corporate Bonds               41,337
           --------------------------------- ---------
U.S. GOVERNMENT SECURITIES - 61.8%
           MORTGAGE BACKED SECURITIES - 35.7%
           ---------------------------------
        2  Freddie Mac, 9.500%, 10/1/02,
             Pool #380009, CMO                      3
        7  Freddie Mac, 8.000%, 8/1/08,
             Pool #272525, CMO                      7
    7,435  Fannie Mae, 7.500%, 9/1/29,
             Pool #252717                       7,259
    4,996  Fannie Mae, 7.500%, 12/1/29,
             Pool #526652                       4,878
   42,820  Fannie Mae, 7.500%, 12/1/29,
             Pool #535083                      41,804
           --------------------------------- ---------
             Total                             53,951
           --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 5.9%
           ---------------------------------
    7,250  Fannie Mae, 5.740%, 5/17/02
             (Callable 5/17/00 @100)            7,053
    2,000  Fannie Mae, 6.375%, 6/15/09          1,870
           --------------------------------- ---------
             Total                              8,923
           --------------------------------- ---------
           U.S. TREASURY BONDS - 3.1%
           ---------------------------------
    3,000  7.500%, 11/15/16                     3,228
    1,750  5.250%, 2/15/29                      1,457
           --------------------------------- ---------
             Total                              4,685
           --------------------------------- ---------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           U.S. TREASURY NOTES - 17.1%
           ---------------------------------
$   5,000  6.000%, 7/31/02                   $  4,926
    5,000  6.500%, 5/15/05                      4,944
    3,000  5.875%, 11/15/05                     2,876
    4,500  5.500%, 5/15/09                      4,126
    9,500  6.000%, 8/15/09                      9,054
           --------------------------------- ---------
             Total                             25,926
           --------------------------------- ---------
           Total U.S. Government Securities    93,485
           --------------------------------- ---------
REPURCHASE AGREEMENT - 11.4%
$  17,287  Warburg/Dillon, 5.700%, dated
             1/31/00, due 2/1/00 (at
             amortized cost), collateralized
             by U.S. Treasury Notes, 8.750%,
             due 11/15/08 with a value of
             $17,637.                          17,287
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $155,789)
           (A) - 100.5%                       152,109
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.5%)                       (762)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $151,347
           --------------------------------- ---------



(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $70. Cost for federal income tax purposes differs from value by net unrealized depreciation of $3,750 which is composed of $59 appreciation and $3,809 depreciation at January 31, 2000.

The following abbreviation is used in this portfolio:

CMO - Collateralized Mortgage Obligation


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

U.S. GOVERNMENT SECURITIES - 93.4%
           MORTGAGE  BACKED SECURITIES - 31.5%
           ---------------------------------
$    630   Fannie Mae, 6.000%, 6/1/01        $    630
   3,346   Fannie Mae, 6.000%, 10/1/04          3,226
   2,000   Fannie Mae, 7.100%, 10/18/04         1,963
   2,000   Fannie Mae, 5.700%, 5/15/02          1,943
   2,000   Fannie Mae, 5.960%, 2/23/04          1,908
   1,664   Fannie Mae, 6.500%, 12/1/04          1,625
   2,000   Fannie Mae, 7.000%, 12/1/06          1,968
   2,000   Fannie Mae, 5.700%, 5/15/02          1,945
           --------------------------------- ---------
             Total                             15,208
           --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 30.4%
           ---------------------------------
   2,000   Fannie Mae, 6.290%, 5/9/05
             (Callable 5/9/01@ 100)             1,905
   2,000   Fannie Mae, 5.775%, 2/12/03
             (Callable 2/12/01@ 100)            1,934
   1,000   FFCB, 6.600%, 7/7/06                   966
   2,000   FFCB, 5.100%, 11/24/03               1,865
   2,000   FFCB, 5.900%, 8/6/01                 1,973
   1,500   FHLB, 6.090%, 6/2/06                 1,413
   1,768   FHLMC, 6.000%, 9/1/05                1,689
   3,000   FHLMC, 5.500%, 8/23/02               2,889
           --------------------------------- ---------
             Total                             14,634
           --------------------------------- ---------
           U.S. TREASURY NOTES - 31.5%
           ---------------------------------
   3,000   6.500%, 5/15/05                      2,966
   2,500   7.250%, 5/15/04                      2,546
   2,500   5.875%, 11/15/05                     2,397
   1,500   6.500%, 10/15/06                     1,478
   2,000   5.875%, 11/30/01                     1,975
   2,000   6.250%, 6/30/02                      1,982
   1,000   4.250%, 11/15/03                       919
   1,000   4.750%, 2/15/04                        934
           --------------------------------- ---------
             Total                             15,197
           --------------------------------- ---------
           Total U.S. Government Securities    45,039
           --------------------------------- ---------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

REPURCHASE AGREEMENT - 5.1%
$  2,481   Warburg/Dillon, 5.700%, dated
             1/31/00, due 2/1/00
             (at amortized cost), collaterized by
             U.S. Treasury Notes, 8.000%, due
             11/15/21 with a value of $2,499 $  2,481
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $49,004) (A) - 98.5%          47,520
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 1.5%                  688
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $ 48,208
           --------------------------------- ---------


(a) Cost for federal tax purposes differs from value by net unrealized depreciation of $1,484, which is composed of $3 appreciation and $1,487 depreciation at January 31, 2000.

The following abbreviations are used in this portfolio:

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

MUNICIPAL BONDS - 92.5%
           ALABAMA - 4.9%
           ---------------------------------
$  2,050   Alabama State, Public School &
             College Authority, Revenue,
             5.250%, 8/1/06                  $  2,063
   1,620   University of Alabama Birmingham,
             Revenue, 4.750%, 10/1/05           1,733
   1,765   University of Alabama Birmingham,
             Revenue, 4.875%, 10/1/06           1,594
           --------------------------------- ---------
             Total                              5,390
           --------------------------------- ---------
           ARIZONA - 5.1%
           ---------------------------------
   2,000   Pima County, Improvement, GO,
             5.000%, 7/1/06                     1,996
   3,400   Pima County, School District No. 1,
             GO, Series D, 6.100%, 7/1/11
             (Callable 7/1/02 @ 102)            3,566
           --------------------------------- ---------
             Total                              5,562
           --------------------------------- ---------
           CALIFORNIA - 2.9%
           ---------------------------------
   2,170   Los Angeles, Wastewater Systems,
             Revenue, Series C, 4.000%, 6/1/15
             (Callable 6/1/08 @101), MBIA       1,726
   1,505   Sanger, Unified School District, GO,
             5.350%, 8/1/15, MBIA               1,463
           --------------------------------- ---------
             Total                              3,189
           --------------------------------- ---------
           FLORIDA - 4.9%
           ---------------------------------
   2,455   Escambia County, Revenue, 4.600%,
             1/1/07, AMBAC                      2,351
   1,000   Orlando, Capital Improvement,
             Revenue, 6.000%, 10/1/22
             (Prerefunded 10/1/01 @ 102)        1,043
   2,000   Reedy Creek, Series A, GO, 5.250%,
             6/1/09 (Callable 6/1/08 @ 100),
             MBIA                               1,995
           --------------------------------- ---------
             Total                              5,389
           --------------------------------- ---------
           GEORGIA - 1.9%
           ---------------------------------
   2,000   Fulton County, Hospital Authority,
             Series B, Revenue, 6.375%, 9/1/22
             (Prerefunded 9/1/02 @ 102)         2,106
           --------------------------------- ---------
           ILLINOIS - 3.4%
           ---------------------------------
   1,230   Cook County, Community School
             District #097 Oak Park, Series A,
             GO, 5.500%, 12/1/12 (Callable
             12/1/09  @ 100)                    1,200
   1,500   DuPage County, Community High
             School District #099, Downers Grove,
             GO, 5.500%, 12/1/15 (Callable
             12/1/09 @ 100), FSA 1,431
   1,055   Macon County & Decatur Illinois,
             CP, 6.500%, 1/1/05, FGIC           1,118
           --------------------------------- ---------
             Total                              3,749
           --------------------------------- ---------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

           INDIANA - 6.4%
           ---------------------------------
$  1,625   Ball State University, Series I,
             Revenue, 3.350%, 7/1/00, FGIC   $  1,618
   1,275   Munster, School Building Corp.,
             Revenue, 5.700%, 7/15/10
             (Prerefunded 1/15/05 @ 101),
           MBIA                                 1,323
   2,000   South Bend, Indiana, Community
             School Corp., Riley School Building
             Corp., Refunding, Revenue, 5.250%,
             7/1/12 (Callable 7/1/08 @ 101)     1,919
   2,245   Tipton, Community School Building
             Corp., Revenue, 5.550%, 7/15/12,
             FSA                                2,225
           --------------------------------- ---------
             Total                              7,085
           --------------------------------- ---------
           KANSAS - 1.2%
           ---------------------------------
   1,250   Douglas County, Unified School
             District, GO, 6.000%, 9/1/09
             (Prerefunded 9/1/03 @ 100)         1,290
           --------------------------------- ---------
           MAINE - 0.8%
           ---------------------------------
   1,000   Maine, Municipal Bond Bank,
             Series C, Revenue, 5.200%,
             11/1/18 (Callable 11/1/09 @ 101)     893
           --------------------------------- ---------
           MASSACHUSETTS - 2.9%
           ---------------------------------
   4,000   State, Industrial Financial
             Agency, Bradford College,
             Revenue, 5.250%, 11/1/18
             (Callable 11/1/08 @ 102)           3,204
           --------------------------------- ---------
           MICHIGAN - 4.9%
           ---------------------------------
   1,000   Detroit, Michigan, Series A, GO,
             6.700%, 4/1/10 (Callable 4/1/05
             @ 101)                             1,084
   2,790   Lansing, Michigan, Water & Electric,
             Series A, Revenue, 5.100%, 7/1/11
             (Callable 7/1/09 @ 100)            2,658
   1,500   Michigan, Municipal Bond Authority,
             Revenue, 7.000%, 11/1/03,
             AMBAC                              1,608
           --------------------------------- ---------
             Total                              5,350
           --------------------------------- ---------
           MISSOURI - 1.7%
           ---------------------------------
   2,000   Kansas City, Streetlight Project,
             Series B, GO, 5.000%, 2/1/13
             (Callable 2/1/07 @ 101)            1,874
           --------------------------------- ---------
           NEVADA - 3.6%
           ---------------------------------
   4,000   Clark County, Flood Control, GO,
             5.250%, 11/1/10  (Callable
             11/1/08 @ 101), FGIC               3,932
           --------------------------------- ---------

                                   -Continued-

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

           NEW JERSEY - 7.2%
           ---------------------------------
$  3,000   New Jersey, State Transportation,
             Series A, Revenue, 5.125%,
             6/15/15 (Callable 6/15/09
             @ 100)                          $  2,767
   5,120   New Jersey, State Transportation
             Authority, A, Revenue,
             5.625%, 6/15/13                    5,156
           --------------------------------- ---------
             Total                              7,923
           --------------------------------- ---------
           NEW YORK - 8.2%
           ---------------------------------
   2,000   New York City, Series F, GO,
             5.500%, 8/1/06                     2,019
   4,000   New York City, Series H, GO, 7.000%,
             2/1/22 (Callable 2/1/02 @ 101.5)   4,229
   3,020   New York, State Transportation,
             Series E, Revenue, 5.250%, 1/1/15
             (Callable 1/1/08 @ 101)            2,799
           --------------------------------- ---------
             Total                              9,047
           --------------------------------- ---------
           NORTH CAROLINA - 2.0%
           ---------------------------------
   2,200   North Carolina, Municipal Power
             Agency, Revenue, 5.900%, 1/1/03    2,261
           --------------------------------- ---------
           OHIO - 1.9%
           ---------------------------------
   1,000   Columbus, Sewer Improvement
             Bonds, GO, 6.500%, 9/15/01         1,032
   1,000   Ohio State, Water Development
             Authority, Revenue,
             6.000%, 6/1/05                     1,046
           --------------------------------- ---------
             Total                              2,078
           --------------------------------- ---------
           OREGON - 1.0%
           ---------------------------------
   1,000   Yamhill County, School District
             No. 029J, GO, 6.100%, 6/1/11
             (Prerefunded 6/1/04 @ 101), FSA    1,053
           --------------------------------- ---------
           PENNSYLVANIA - 11.1%
           ---------------------------------
   1,000   Pennsylvania, Convention Center
             Authority, Series A, Revenue,
             6.700%, 9/1/16, FGIC               1,101
   2,550   Pittsburgh, Water & Sewer Systems
             Authority, Series C, Revenue,
             5.050%, 9/1/25
             (Callable 3/1/08 @ 100), FSA       2,133
   4,000   State, GO, 5.000%, 10/1/05           3,996
   1,000   State, Higher Education Assistance
             Agency, Student Loan Revenue,
             Series A, 4.625%, 12/1/00          1,001
   2,000   State, Higher Education Facilities
             Authority Health Services,
             Revenue, 5.100%, 1/1/05            1,920
   2,000   Trinity, Area School District, GO,
             6.625%, 11/1/11 (Prerefunded
             11/1/01 @ 100), FGIC               2,070
           --------------------------------- ---------
             Total                             12,221
           --------------------------------- ---------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

           SOUTH DAKOTA - 2.3%
           ---------------------------------
$  2,375   Heartland, Consumers Power District,
             Electric Revenue, 6.000%, 1/1/09,
             FSA                             $  2,483
           --------------------------------- ---------
           TEXAS - 4.2%
           ---------------------------------
   3,430   Dallas, Improvement, GO, 5.000%
             2/15/18 (Callable 2/15/08 @ 100)   3,010
   2,000   Travis County, GO, 4.50%,  3/1/15
             (Callable 3/1/08 @ 100)            1,660
           --------------------------------- ---------
             Total                              4,670
           --------------------------------- ---------
           UTAH - 3.2%
           ---------------------------------
   1,530   St. George, Water Revenue, 5.600%,
             6/1/10 (Callable 6/1/05 @ 101)     1,541
   1,000   Salt Lake City, Motor Fuel Excise Tax,
             Series A, Revenue, 5.400%, 2/1/03  1,016
   1,000   Utah, State Building Ownership
             Authority, Revenue,
             5.500%, 5/15/09, FSA               1,007
           --------------------------------- ---------
             Total                              3,564
           --------------------------------- ---------
           WASHINGTON - 1.9%
           ---------------------------------
   2,000   King County, School District No. 411,
             GO, 6.500%, 12/1/09 (Prerefunded
             12/1/02 @ 100), AMBAC              2,091
           --------------------------------- ---------
           WISCONSIN - 4.9%
           ---------------------------------
   1,000   Milwaukee, Series C, GO,
             5.300%, 6/15/07 (Prerefunded
             6/15/02 @ 100)                     1,013
   4,290   State, Transportation Revenue,
             Series B, 5.750%, 7/1/12
             (Callable 7/1/02 @100)             4,390
           --------------------------------- ---------
             Total                              5,403
           --------------------------------- ---------
           Total Municipal Bonds              101,807
           --------------------------------- ---------
SHORT-TERM INVESTMENTS - 6.2%
           MONEY MARKETS - 6.2%
           ---------------------------------
   3,431   Federated Tax Free Trust             3,431
   3,393   SEI Institutional Tax Free Fund      3,393
           --------------------------------- ---------
           Total Short-Term Investments         6,824
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $113,315) (A)
           - 98.7%                            108,631
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 1.3%                   1,378
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $110,009
           --------------------------------- ---------


(a) Cost for federal tax purposes differs from value by net unrealized depreciation of $4,684, which is composed of $132 appreciation and $4,816 depreciation at January 31, 2000.

The following abbreviations are used in this portfolio:
AMBAC - American Municipal Bond Assurance Corporation
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
MBIA - Municipal Bond Investors Assurance Corporation

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

MUNICIPAL BONDS - 92.9%
           GUAM - 1.3%
           ---------------------------------
$   2,500  Guam Government, Revenue, Series
             A, 5.000%, 11/1/02, AMBAC       $  2,521
           --------------------------------- ---------
           OHIO - 90.2%
           ---------------------------------
    1,000  Akron Bath Copley, Ohio, Childrens
             Hospital Medical Center Akron,
             7.250%, 11/15/12
             (Prefunded 11/15/00 @ 102)         1,045
      500  Akron, Various Purpose
             Improvement, GO, 5.600%,12/1/06
             (Callable 12/1/04 @102), MBIA        514
    1,500  Beavercreek, Ohio, Local School
             District, 6.600%, 12/1/15          1,643
    1,510  Bowling Green State University,
             Higher Education, Revenue, 5.550%,
             6/1/10 (Callable 6/1/06 @ 101),
             AMBAC                              1,524
    5,000  Butler County, Transportation
             Improvement District, Revenue,
             5.000%, 4/1/02, FSA                5,032
    4,000  Butler County, Hospital Facilities,
             Revenue, 4.750%, 11/15/18
             (Callable 11/15/08 @ 101)          3,047
    4,000  Butler County, Ohio, Transportation
             Series A, Revenue 5.125%, 4/1/17
             (Callable 4/1/08 @ 102), FSA       3,605
      600  Cincinnati, Ohio, GO,
             7.000%, 10/1/00                      612
    5,000  Cincinnati, Ohio, GO, 4.375%,
             12/1/01                            4,986
    5,000  Cincinnati, Ohio, GO, 4.375%,
             12/1/02                            4,949
    1,275  Cincinnati, Ohio, GO, 4.200%,
             12/1/10                            1,112
      700  Clark County, Ohio, BANS, 3.650%,
             6/22/00                              699
    4,500  Cleveland City School District,
             Revenue, 4.800%, 6/1/03, AMBAC     4,496
    2,500  Cleveland, Ohio, Public Power System
             Revenue, 5.250%, 11/15/14 (Callable
             11/15/08 @ 101)                    2,344
    5,000  Cleveland, Ohio, Public Power System
             Revenue, 5.250%, 11/15/16
             (Callable 11/15/06 @ 102)          4,622
      500  Cleveland, Ohio, Waterworks Revenue,
             5.400%, 1/1/06                       508
    3,500  Cleveland, Ohio, Waterworks Revenue,
             Refunding & Improvement-Series G,
             5.500%, 1/1/21                     3,285
    2,500  Cleveland, Ohio, Waterworks Revenue,
             Refunding & Improvement-Series I,
             5.250%, 1/1/11
             (Callable 1/1/08 @101)             2,448



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

$   2,875  Cleveland, Ohio, Waterworks Revenue,
             Prefunded, 6.250%, 1/1/15       $  3,011
    4,000  Columbus, Ohio, Water System
             Revenue, 5.000%, 11/1/07           3,967
    1,000  Columbus Refunding Limited,
             Series A, GO, 5.300%, 7/1/09
             (Callable 7/1/03 @ 101.5)          1,002
    1,350  Columbus, Ohio, Series 2, GO, 5.500%,
             5/15/08 (Callable 5/15/04 @ 102)   1,372
    2,770  Columbus, Ohio, Water System
             Revenue, 4.500%, 11/1/04           2,715
    1,000  Columbus, Ohio, GO
             6.500%, 1/1/10 (Callable 1/1/02
             @ 102)                             1,049
    3,435  Cuyahoga County, GO, 5.600%,
             5/15/13, MBIA-IBC                  3,454
    3,000  Cuyahoga Jail Facilities, GO, 5.250%
             10/1/13, MBIA-IBC                  2,909
    2,500  Dublin City School District, GO,
             4.650%, 12/1/08 (Callable
             12/1/07 @ 101), MBIA               2,349
      500  Euclid City School District, GO,
             6.700%, 12/1/02, (Prerefunded
             12/1/01@ 102)                        528
    1,000  Euclid City School District, GO,
             5.200%, 12/1/10 (Callable 12/1/05
             @ 102), AMBAC                        986
    1,500  Euclid City School District, GO,
             5.125%, 12/1/11 (Callable 12/1/05
             @ 102), AMBAC                      1,451
    1,000  Franklin County, GO, 6.800%, 12/1/02
             (Prerefunded 12/1/00 @ 102)        1,042
    1,000  Franklin County, Ohio, Hospital
             Revenue, 5.200%, 5/1/29 (Callable
             5/1/09 @ 102)                        805
    1,030  Franklin Refunding & Improvements,
             Medical, Revenue, 6.500%, 5/1/07
             (Callable 11/1/02 @ 102)           1,088
    1,455  Greater Cleveland Regional Transit
             Authority Ohio, 5.375%, 12/1/11
             (Callable 12/1/08 @ 101)           1,441
    4,250  Greater Cleveland Transportation,
             Series R, GO, 4.750%, 12/1/15
             (Callable 12/1/08 @ 101), FGIC     3,646
    2,510  Hamiliton County, Ohio, 5.000%,
             12/1/24 (Callable 12/1/08 @ 101)   2,112
    3,000  Hamilton County, Ohio, Health Care
             Systems Revenue,
             6.250%, 5/15/14                    3,148
    3,670  Hamiliton County, Ohio, Hospital
             Facilities Revenue, 5.250%, 5/15/11
             (Callable 11/15/08 @ 101)          3,567


                                   -Continued-

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

$   1,000  Hamilton County, Sewer System,
             Series A, Revenue, 5.600%,
             12/1/08 (Callable 12/1/05
             @ 102), FGIC                    $  1,023
    1,000  Hamilton Hospital Refunding,
             Revenue, 6.500%, 1/1/02,
             (Prerefunded 1/1/01 @ 100), FGIC   1,022
    3,750  Knox County Community Hospital,
             Revenue, 5.000%, 6/1/12,
             Asset GTY                          3,485
    1,150  Knox County Hospital Facilities,
             Revenue, 4.700%, 6/1/08,
             Asset GTY                          1,054
    1,000  Lakota Local School District, GO,
             6.400%, 12/1/01, AMBAC             1,032
    1,520  Loveland, Ohio, City School District
             Refunding, Series A, 3.650%,
             12/1/02                            1,454
    4,000  Lucas County, Ohio, Hospital,
             Revenue, 6.000%, 11/15/04          4,159
    7,200  Lorain County, Ohio, Health
             Facilities, Revenue,
             5.500%, 9/1/29 (Callable
             9/1/09 @ 102)                      6,448
    1,750  Montgomery County, Solid Waste,
             Revenue, 5.250%, 11/1/04, MBIA     1,775
    3,000  Montgomery County, Solid Waste,
             Revenue, 5.400%, 11/1/08
             (Callable 11/1/05 @ 102), MBIA     3,028
    1,000  Montogomery Sisters of Charity,
             Revenue, 6.500%, 5/15/08
             (Callable 5/15/01 @ 102), MBIA     1,041
    1,000  Ohio State Building Authority,
             5.250%, 4/1/09 (Callable
             4/1/08 @ 101)                        983
    3,410  Ohio State Building Authority,
             5.250%, 10/1/10
             (Callable 4/1/09 @ 101)             3,363
    1,000  Ohio State Building Facilities,
             Revenue, 6.200%, 10/1/07
             (Callable 10/1/02 @ 102)           1,046
    1,000  Ohio State Higher Education,
             Revenue, 5.150%, 11/1/08
             (Callable 11/1/06 @ 101)             987
      500  Ohio State Higher Education,
             Revenue, 6.700%, 5/1/01,
             (Callable 5/1/00 @ 102), MBIA        513
    5,000  Ohio State Highway, Series V, GO,
             4.800%, 5/15/04                    4,992
    5,000  Ohio State Public Facilities,
             Series II-A, Revenue,
             4.500%, 12/1/08
             (Callable 12/1/07 @ 100)           4,610


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

$     500  Ohio State Public Facilities,
             Series II-A, Revenue,
             5.500%, 12/1/03 (Callable
             12/1/01 @ 102), FSA             $    509
    3,000  Ohio State Public Facilities,
             Series II-B, Revenue,
             5.750%, 11/1/04, AMBAC             3,104
    2,000  Ohio State Public Facilities,
             Series II-B, Revenue,
             5.750%, 11/1/05 (Callable
             11/1/04 @ 100), AMBAC              2,061
    2,250  Ohio State Public Facilities
             Community Higher Education
             Capital Facilities-Series II-A,
             5.200%, 5/1/00                     2,256
      250  Ohio State Public Facilities
             Community Higher Education
             Capital Facilities-Series II-A,
             4.250%, 12/1/00                      250
    4,500  Ohio State Higher Education
             Community Case Western Reserve,
             6.250%, 7/1/14                     4,786
    1,000  Ohio State Special Obligations
             Education, Series A, Revenue,
             5.800%, 6/1/03, AMBAC              1,030
    5,000  Ohio State Turnpike, Series A,
             Revenue, 5.750%, 2/15/14
             (Callable 2/15/06 @ 102), MBIA     5,246
    5,000  Ohio State Water, Revenue,
             5.125%, 12/1/08
             (Callable 6/1/05 @ 101), MBIA      4,952
    4,000  Ohio State Water, Revenue, 5.300%,
             12/1/10 (Callable 6/1/05 @ 101),
             MBIA                               3,967
    4,250  Parma, Ohio, Hospital Improvement
             Revenue, 5.250%, 11/1/13
             (Callable 11/1/08 @ 101)           3,722
      590  Perrysburg, Ohio, Exempted Village
             School District, 3.550%, 12/1/01     573
    1,000  Sycamore, Ohio, Community School
             District, 4.450%, 12/1/10
             (Callable 12/1/09 @ 101              889
      555  Tiffin, Sewer System, GO, 6.600%,
             12/1/03, (Callable 12/1/01 @ 101)    580
      500  University of Cincinnati, CP,
             6.300%, 12/1/00, MBIA                509
    3,000  University of Cincinnati, CP,
             5.000%, 6/1/10, MBIA               2,903
    2,000  Wauseon Village School District,
             GO, 5.450%, 12/1/14 (Callable
             6/1/07 @ 101), MBIA                1,944
    1,000  West Geauga Local School District,
             GO, 5.550%, 11/1/05 (Callable
             11/1/04 @ 102), AMBAC              1,026

                                   -Continued-

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
-----------------------------------------------------

PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

$   1,000  West Geauga Local School District,
             GO, 5.650%, 11/1/06 (Callable
             11/1/04 @ 102), AMBAC            $ 1,030
    2,090  Westerville, Ohio, GO, 5.250%,
             12/1/11 (Callable 12/1/09 @ 101)   2,048
    2,000  Westlake City School District,
             Series A, GO, 5.050%, 12/1/04      2,012
           --------------------------------- ---------
             Total                            175,525
           --------------------------------- ---------
           PUERTO RICO - 0.9%
           ---------------------------------
             Total                              1,750
           Puerto Rico Commonwealth
             Highway, Series X, Revenue,
             4.800%, 7/1/00                     1,755
           --------------------------------- ---------
           VIRGIN ISLANDS - 0.5%
           ---------------------------------
    1,000  Virgin Islands Water & Power
             Authority Electric System Revenue,
             5.125%, 7/1/04                     1,004
           --------------------------------- ---------
           Total Municipal Bonds              180,805
           --------------------------------- ---------
SHORT-TERM INVESTMENTS - 6.1%
           MONEY MARKETS - 6.1%
           ---------------------------------
    7,750  Countrywide Ohio Tax Free
             Money Fund                         7,751
    4,004  Vangard Ohio Tax Free Money
             Market Fund                        4,004
           --------------------------------- ---------


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

$  11,755  Total Short-Term Investments      $ 11,755
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $198,750) (A) - 99.0%        192,560
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 1.0%                   2,011
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $194,571
           --------------------------------- ---------


(a) Cost for federal tax purposes differs from value by net unrealized depreciation of $6,190 which is composed of $911 appreciation and $7,101 depreciation at January 31, 2000.

The following abbreviations are used in this portfolio:
AMBAC- American Municipal Bond Assurance Corporation
CP - Certificate of Participation
FGIC - Federal Guarantee Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
IBC - Insured Bond Certificate
MBIA - Municipal Bond Insurance Association

(See Notes which are an integral part of the Financial Statements)

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

------------------------------------------------------------------------------------------------------------------

                                            QUALITY     EQUITY
                                            GROWTH      INCOME      CARDINAL    PINNACLE     BALANCED     MID CAP
ASSETS:                                      FUND        FUND         FUND        FUND         FUND        FUND
                                        ------------ ------------ ----------- ------------- ----------- ----------
Investments, at value (cost $522,814; $106,655;
   $85,737; $96,316; $190,241 and $174,762,
   respectively)                            $825,485    $129,467     $240,475      $117,831    $238,720   $221,216
Repurchase agreements at cost                 39,019       1,144        2,143         1,456      13,684     10,428
                                        ------------ ------------ ----------- ------------- ----------- ----------
   Total Investments                         864,504     130,611      242,618       119,287     252,404    231,644
Cash                                               1           1           --            --           1         --
Interest and dividends receivable                511         329          110            62       1,220          8
Receivable for investments sold                   --         738           --            --       1,904         --
Receivable for Fund shares sold                1,130         152           43           128         465         68
Deferred organization costs                       --           5           --            --          --         --
Other Assets                                      19          13          131            13          13         13
                                        ------------ ------------ ----------- ------------- ----------- ----------
   Total Assets                              866,165     131,849      242,902       119,490     256,007    231,733
                                        ------------ ------------ ----------- ------------- ----------- ---------
LIABILITIES:
Payable for investments purchased              8,715          --           --            --       5,639      6,811
Payable for Fund shares redeemed                 216           5           71            68          20         11
Call options written, at value
   (premiums received $444)                       --          --          300            --          --         --
Accrued expenses and other payables:
   Investment advisory fees                      584          93          125            84         172        161
   Administration fees                           162          14           14            18          26         32
   Distribution services - Investment A shares    34           3          164            11          19          6
   Distribution services - Investment C shares     5          --           --             5           3          -
   Shareholder servicing - Investment C shares     5           1            1             1           2          -
   Accounting fees                                20          10            7             9          13         12
   Custodian fees                                  4           3            1             3           3          4
   Other                                          43          20           32            30          29         29
                                        ------------ ------------ ----------- ------------- ----------- ----------
   Total Liabilities                           9,788         149          715           229       5,926      7,066
                                        ------------ ------------ ----------- ------------- ----------- ----------
NET ASSETS:
Paid-in Capital                              528,332     102,084       84,110        99,024     200,337    174,011
Accumulated undistributed net investment
   income/(loss)                                (657)          6         (201)         (203)        254       (412)
Accumulated undistributed net realized
   gain/(loss) on investments                 26,031       6,798        3,396        (1,075)      1,011      4,614
Net unrealized appreciation on investments   302,671      22,812      154,882        21,515      48,479     46,454
                                        ------------ ------------ ----------- ------------- ----------- ----------
   Total Net Assets                         $856,377    $131,700     $242,187      $119,261    $250,081   $224,667
                                        ============ ============ =========== ============= =========== ==========
Net assets
   Institutional shares                     $683,078    $ 116,098    $  2,858      $ 63,190    $154,473   $196,884
   Investment A shares                       161,663       14,636     238,353        50,927      88,591     27,027
   Investment C shares                        11,636          966         976         5,144       7,017        756
                                        ------------ ------------ ----------- ------------- ----------- ----------
   Total                                    $856,377     $131,700    $242,187      $119,261    $250,081   $224,667
                                        ============ ============ =========== ============= =========== ==========
Shares of Beneficial Interest
   Institutional shares                       28,075        9,164         165         1,709       9,806     12,767
   Investment A shares                         6,667        1,156      13,914         1,382       5,628      1,761
   Investment C shares                           489           76          58           141         446         50
                                        ------------ ------------ ----------- ------------- ----------- ----------
   Total                                      35,231       10,396      14,137         3,232      15,880     14,578
                                        ============ ============ =========== ============= =========== ==========
Net asset value
   Institutional shares                     $  24.33    $  12.67     $  17.31      $  36.97    $  15.75   $  15.42
                                        ============ ============ =========== ============= =========== ==========
   Investment A shares-redemption
      price per share                       $  24.25    $  12.66     $  17.13      $  36.84    $  15.74   $  15.35
                                        ============ ============ =========== ============= =========== ==========
   Investment C share-offering
      price per share*                      $  23.82    $  12.68     $  16.90      $  36.46    $  15.74   $  14.99
                                        ============ ============ =========== ============= =========== ==========
Maximum sales charge-Investment A shares       4.50%        4.50%       4.50%         4.50%       4.50%      4.50%
Maximum Offering Price
   (100%/(100%-Maximum sales charge)
   of net asset value adjusted to nearest cent)
   per share (Investment A shares)          $  25.39    $   13.26    $  17.94      $  38.58    $  16.48   $  16.07
                                        ============ ============ =========== ============= =========== ==========

* Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

------------------------------------------------------------------------------------------------------------------

                                                         BOND                     U.S.                     OHIO
                                        INTERNATIONAL    FUND        QUALITY   GOVERNMENT    MUNICIPAL   TAX FREE
                                            EQUITY        FOR         BOND     SECURITIES      BOND        BOND
ASSETS:                                      FUND       INCOME        FUND        FUND         FUND        FUND
                                        ------------ ------------ ----------- ------------- ---------- -----------
Investments, at value (cost $154,561; $193,574;
   $138,502; $46,523; $113,315 and $198,750,
   respectively)                            $184,006    $189,427     $134,822       $45,039   $108,631    $192,560
Repurchase agreements at cost                  8,507      30,359       17,287         2,481         --          --
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total Investments                         192,513      219,786     152,109        47,520    108,631     192,560
Cash                                           9,856           --          --            --         --          --
Foreign Currency, at value  (cost $844)          891           --          --            --         --          --
Interest and dividends receivable                 84        3,647       1,828           696      1,444       2,124
Receivable for investments sold                   --           --       2,521            --         --          --
Receivable for Fund shares sold                   20           --          --             6         --          --
Reclaim Receivables                              194           --          --            --         --          --
Variation margin receivable                        7           --          --            --         --          --
Deferred organization costs                       --            4          --            --          3          --
Other Assets                                       6           47          13            25         15          44
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total Assets                              203,571      223,484     156,471        48,247    110,093     194,728
                                        ------------ ------------ ----------- ------------- ---------- -----------
LIABILITIES:
Payable for investments purchased                 --           --       4,986            --         --          --
Payable for Fund shares redeemed                 763           15          17            --         --           3
Payable for variation margin in foreign
   currency contracts                            229           --          --            --         --          --
Accrued expenses and other payables:
   Investment advisory fees                      177          106          71            19         52          91
   Administration fees                            35           36          20            --          7           4
   Distribution services - Investment A shares     2            7           2             1         --           4
   Distribution services - Investment C shares    --           --          --            --         --          --
   Shareholder servicing - Investment C shares    --           --          --            --         --           1
   Accounting fees                                22           21           7             5          9          22
   Custodian fees                                 37            7           3             1          1           4
   Other                                          19           52          18            13         15          28
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total Liabilities                           1,284          244       5,124            39         84         157
                                        ------------ ------------ ----------- ------------- ---------- -----------
NET ASSETS:
Paid-in Capital                              162,969      253,350     161,847        51,130    117,216     202,490
Accumulated undistributed net investment
   income/(loss)                                (652)         103          21            (7)        67         (14)
Accumulated undistributed net realized
   gain/(loss) on investments, futures and
   foreign currency transactions              10,007      (26,066)     (6,841)       (1,431)    (2,590)     (1,715)
Net unrealized appreciation/(depreciation)
   on investments                             29,963       (4,147)     (3,680)       (1,484)    (4,684)     (6,190)
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total Net Assets                         $202,287     $223,240    $151,347       $48,208   $110,009    $194,571
                                        ============ ============ =========== ============= ========== ===========
Net assets:
   Institutional shares                     $195,338     $189,953    $140,937       $44,630   $109,856    $175,489
   Investment A shares                         6,667       32,791       9,698         3,283        153      18,027
   Investment C shares                           282          496         712           295         --       1,055
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total                                    $202,287     $223,240    $151,347       $48,208   $110,009    $194,571
                                        ============ ============ =========== ============= ========== ===========
Shares of Beneficial Interest
   Institutional shares                       15,046       16,671      15,211         4,729      9,828      18,260
   Investment A shares                           513        2,879       1,047           348         14       1,876
   Investment C shares                            22           44          77            31         --         110
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total                                      15,581       19,594      16,335         5,108      9,842      20,246
                                        ============ ============ =========== ============= ========== ===========
Net asset value
   Institutional shares                     $  12.98    $   11.39    $   9.27       $  9.44   $  11.18    $   9.61
                                        ============ ============ =========== ============= ========== ===========
   Investment A shares-redemption
     price per share                        $  13.01    $   11.39    $   9.27       $  9.44   $  11.19    $   9.61
                                        ============ ============ =========== ============= ========== ===========
   Investment C share-offering
     price per share*                       $  12.87    $   11.39    $   9.26       $  9.41   $     --    $   9.60
                                        ============ ============ =========== ============= ========== ===========
Maximum sales charge-Investment A shares       4.50%        4.50%       4.50%        4.50%       4.50%       4.50%
Maximum Offering Price
   (100%/(100%-Maximum sales charge)
   of net asset value adjusted to nearest cent)
   per share (Investment A shares)          $  13.62    $   11.93    $   9.71       $ 9.88    $  11.72    $  10.06
                                        ============ ============ =========== ============= ========== ===========

* Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

------------------------------------------------------------------------------------------------------------------

                                            QUALITY     EQUITY
                                            GROWTH      INCOME      CARDINAL    PINNACLE     BALANCED     MID CAP
                                             FUND        FUND         FUND        FUND         FUND        FUND
                                        ------------ ------------ ----------- ------------- ---------- -----------
INVESTMENT INCOME:
Interest Income                              $   762     $     69     $    90       $   128    $ 2,412     $   175
Dividend Income                                2,675        1,910       1,029           402        520         569
Securities Lending Income                          5            1           5             1         14           9
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total Income                                3,442        1,980       1,124           531      2,946         753
                                        ------------ ------------ ----------- ------------- ---------- -----------

EXPENSES:
Investment Advisory fees                       3,134          607         746           487        953         903
Administrative fees                              678          134         213           105        210         207
Distribution services - Investment A shares      171           22         304            65        105          35
Distribution services - Investment C Shares       40            5           3            23         26           3
Shareholder servicing - Investment C Shares       13            2           1             8          9           1
Fund accounting fees                              77           29          38            24         38          33
Custodian fees                                    13            8           6             7         11          10
Trustees' fees                                     3            1           1            --          1           1
Transfer agent fees                               31           14          66            15         24          23
Audit fees                                         5            5           7             4          6           5
Legal fees                                         7            1           2            --          1           1
Other fees                                        28           17          22             4         21          19
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Total Expenses                            4,200          845       1,409           742      1,405       1,241
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Less fees voluntarily reduced              (101)         (43)        (84)           (8)      (77)        (76)
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Net Expenses                              4,099          802       1,325           734      1,328       1,165
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Net Investment Income/(Loss)               (657)       1,178        (201)         (203)     1,618        (412)
                                        ------------ ------------ ----------- ------------- ---------- -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains/(losses) from
   investments and option contracts           26,032        9,330       3,784        (1,075)     1,028       5,205
Net change in unrealized appreciation
   from investments and options contracts     43,997      (27,805)     15,620         2,091     12,950       5,253
                                        ------------ ------------ ----------- ------------- ---------- -----------
Net realized and unrealized
   gains/(losses) from investments            70,029      (18,475)     19,404         1,016     13,978      10,458
                                        ------------ ------------ ----------- ------------- ---------- -----------
Change in net assets resulting
   from operations                           $69,372     $(17,297)    $19,203       $   813    $15,596     $10,046
                                        ============ ============ =========== ============= ========== ===========

     (See Notes which are in an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

------------------------------------------------------------------------------------------------------------------


                                                         BOND                     U.S.                     OHIO
                                        INTERNATIONAL    FUND        QUALITY   GOVERNMENT    MUNICIPAL   TAX FREE
                                            EQUITY        FOR         BOND     SECURITIES      BOND        BOND
                                             FUND       INCOME        FUND        FUND         FUND        FUND
                                        ------------ ------------ ----------- ------------- ---------- -----------
INVESTMENT INCOME:
Interest Income                              $    --      $ 7,338     $ 5,017       $ 1,405    $ 2,777     $ 4,857
Dividend Income                                1,229           --          --            --         --          --
Securities Lending Income                         --           71          24             2         --          --
Foreign tax withholding                         (103)          --          --            --         --          --
                                        ------------ ------------ ----------- ------------- ---------- -----------
   Total Income                                1,126        7,409       5,041         1,407      2,777       4,857
                                        ------------ ------------ ----------- ------------- ---------- -----------

EXPENSES:
Investment Advisory fees                         961          647         420           135        314         555
Administrative fees                              171          218         135            41        100         186
Distribution services - Investment A shares        8           46          12             5         --          26
Distribution services - Investment C Shares        1            2           3             1         --           4
Shareholder servicing - Investment C Shares       --            1           1            --         --           1
Fund accounting fees                              89           34          29            23         31          39
Custodian fees                                    91            5          10             4          4           6
Trustees' fees                                     1            1           1            --         --           1
Transfer agent fees                               59           27          16             8         10          11
Audit fees                                         6            2           6             5          6           3
Legal fees                                         1           --           2             1          2           1
Organization costs                                --            1          --            --          1          --
Other fees                                        21            5          14            12         17          13
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Total Expenses                            1,409          989         649           235        485         846
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Less fees voluntarily reduced                --          (47)        (62)          (45)       (57)        (42)
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Net Expenses                              1,409          942         587           190        428         804
                                        ------------ ------------ ----------- ------------- ---------- -----------
     Net Investment Income                      (283)       6,467       4,454         1,217      2,349       4,053
                                        ------------ ------------ ----------- ------------- ---------- -----------

REALIZED AND UNREALIZED GAINS/(LOSSES)
FROM INVESTMENTS, FUTURES AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gains/(losses) from investments
   and foreign currency transactions          18,413       (6,590)     (4,508)         (298)    (2,592)     (1,717)
Net change in unrealized appreciation from
   investments, futures and assets and
   liabilities denominated in foreign
   currencies                                  1,136          498         397          (707)    (2,238)     (6,328)
                                        ------------ ------------ ----------- ------------- ---------- -----------
Net realized and unrealized gains/(losses)
   from investments, futures and foreign
   currency transactions                      19,549       (6,092)     (4,111)       (1,005)    (4,830)     (8,045)
                                        ------------ ------------ ----------- ------------- ---------- -----------
Change in net assets resulting from
   operations                                $19,266      $   375     $   343       $   212    $(2,481)    $(3,992)
                                        ============ ============ =========== ============= ========== ===========

(See Notes which are in an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------------------

                                   QUALITY GROWTH FUND           EQUITY INCOME FUND                   CARDINAL FUND
                                --------------------------  --------------------------  ----------------------------------------
                                 SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                   ENDED                       ENDED                       ENDED
                                  JAN. 31,                    JAN. 31,                    JAN. 31,                   YEAR ENDED
                                   2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED      SEPT.30,
                                (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999*      1998
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)         $ (657)     $    (893)    $  1,178      $   2,727     $   (201)     $    (127)     $  2,350
Net realized gain on
   investments and options
   contracts                         26,032         37,816        9,330          8,042        3,784         50,121        22,115
Net change in unrealized
   appreciation of investments
   and options contracts             43,997        110,913      (27,805)         5,206       15,620         31,784       (13,872)
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------
   Change in net assets
   resulting from operations         69,372        147,836      (17,297)        15,975       19,203         81,778        10,593
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:**
   From net investment income            --             --       (1,066)        (2,541)          --             --          (271)
   In excess of net investment
   income                                --             --           --             --           --            (14)          (65)
   From net realized gains on
   investment transactions          (30,615)       (44,404)      (7,737)       (13,249)        (616)          (695)       (3,387)

DISTRIBUTIONS TO
INVESTMENT A SHAREHOLDERS:
   From net investment income            --             --         (120)          (233)          --             --        (2,265)
   In excess of net
    investment income                    --             --           --             --           --            (91)         (543)
   From net realized gains on
   investment transactions           (6,684)        (7,704)      (1,054)        (1,262)     (44,601)        (8,141)      (31,312)

DISTRIBUTIONS TO
INVESTMENT C SHAREHOLDERS:***
   From net investment income            --             --           (5)           (13)          --             --            --
   In excess of net
     investment income                   --             --           --             --           --             --            --
   From net realized gains on
   investment transactions             (517)          (747)         (69)          (108)        (157)            (2)           --
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------
   Change in net assets from
   shareholder distributions        (37,816)       (52,855)     (10,051)       (17,406)     (45,374)        (8,943)      (37,843)
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------

FUND SHARE (PRINCIPAL)
TRANSACTIONS
Proceeds from shares issued         131,749        564,335        4,699        166,364       16,118        134,687        19,985
Dividends reinvested                 37,807         30,076        9,038         14,953       42,057          8,410        35,482
Cost of shares redeemed             (55,226)      (507,326)     (24,915)      (161,032)     (41,392)      (222,802)      (64,561)
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------
   Change in net assets from
   capital transactions             114,330         87,085      (11,178)        20,285       16,783        (79,705)       (9,094)
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------
   Change in net assets             145,886        182,066      (38,526)        18,854       (9,388)        (6,870)      (36,344)

NET ASSETS:
Beginning of period                 710,491        528,425      170,226        151,372      251,575        258,445       294,789
                                -----------  -------------  -----------  -------------  -----------  -------------  ------------
End of period                      $856,377      $ 710,491     $131,700      $ 170,226     $242,187      $ 251,575      $258,445
                                ===========  =============  ===========  =============  ===========  =============  ============

  * Reflects operations for the period October 1, 1998 through July 31, 1999. ** Institutional shares commenced operations on August 11, 1998.
*** The Cardinal Fund Investment C shares commenced operations on October 22,
    1998.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------

                                              PINNACLE FUND               BALANCED FUND               MID CAP FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)               $   (203)      $   (272)    $  1,618      $   2,966     $   (412)     $    (673)
Net realized gain/(loss) on investments
   and options contracts                     (1,075)         1,798        1,028         19,297        5,205         16,933
Net change in unrealized appreciation
   on investments and options contracts       2,091          8,988       12,950          7,387        5,253            847
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets resulting from
   operations                                   813         10,514       15,596         29,650       10,046         17,107
                                        -----------  -------------  -----------  -------------  -----------  -------------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:*
   From net investment income                    --             --       (1,248)        (1,913)          --             --
   In excess of net investment income            --             --           --             --           --             --
   From net realized gains on
   investment transactions                     (947)          (657)     (11,919)        (6,302)     (14,441)       (17,252)

DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                    --             --         (621)          (825)          --             --
   In excess of net investment income            --             --           --             --           --             --
   From net realized gains on
   investment transactions                     (762)          (267)      (6,709)        (3,196)      (2,005)        (2,814)

DISTRIBUTIONS TO INVESTMENT C
SHAREHOLDERS:
   From net investment income                    --             --          (36)           (48)          --             --
   In excess of net investment income            --             --           --             --           --             --
   From net realized gains on
   investment transactions                      (89)           (43)        (561)          (246)         (56)           (89)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets from
   shareholder distributions                 (1,798)          (967)     (21,094)       (12,530)     (16,502)       (20,155)
                                        -----------  -------------  -----------  -------------  -----------  --------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
Proceeds from shares issued                  17,214        114,051       41,408        191,974       20,943        219,274
Dividends reinvested                          1,779            857       20,922         12,293       16,496         20,149
Cost of shares redeemed                     (17,279)       (42,394)     (32,745)      (173,366)     (27,063)      (234,224)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets from
   capital transactions                       1,714         72,514       29,585         30,901       10,376          5,199
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets                         729         82,061       24,087         48,021        3,920          2,151

NET ASSETS:
Beginning of period                         118,532         36,471      225,994        177,973      220,747        218,596
                                        -----------  -------------  -----------  -------------  -----------  -------------
End of Period                              $119,261       $118,532     $250,081      $ 225,994     $224,667      $ 220,747
                                        ===========  =============  ===========  =============  ===========  =============

* Institutional shares commenced operations on August 11, 1998.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------

                                         INTERNATIONAL EQUITY FUND     BOND FUND FOR INCOME        QUALITY BOND FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                       $ (283)      $     853      $ 6,467      $  12,555     $  4,454      $   6,096
Net realized gain/(loss) from investments
   and foreign currency transactions         18,413         13,990       (6,590)           (69)      (4,508)          (455)
Net change in unrealized appreciation
   on investments                             1,136        (6,932)          498         (7,273)         397         (4,537)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets resulting from
   operations                                19,266          7,911           375          5,213          343          1,104
                                        -----------  -------------  -----------  -------------  -----------  -------------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:*
   From net investment income                    --         (1,864)      (5,428)       (10,087)      (4,152)        (5,647)
   In excess of net investment income            --         (1,258)          --             --           --             --
   From net realized gains on
   investment transactions                  (16,027)          (848)          --         (3,334)          --         (1,135)

DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                    --            (34)        (974)        (2,367)        (279)          (445)
   In excess of net investment income            --            (39)          --             --           --             --
   From net realized gains on
   investment transactions                     (594)           (29)          --         (1,215)          --            (97)

DISTRIBUTIONS TO INVESTMENT C
SHAREHOLDERS:
   From net investment income                    --             (2)         (13)           (19)         (20)           (30)
   In excess of net investment income            --             (1)          --             --           --             --
   From net realized gains on
   investment transactions                      (21)            (1)          --             (7)          --             (6)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets from
   shareholder distributions                (16,642)        (4,076)      (6,415)       (17,029)      (4,451)        (7,360)
                                        -----------  -------------  -----------  -------------  -----------  -------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
Proceeds from shares issued                  29,842        172,059       15,320        337,051       32,705        165,370
Dividends reinvested                         16,642          2,981        1,002          3,526        2,619          4,145
Cost of shares redeemed                     (25,265)      (164,019)     (26,329)      (277,775)     (24,043)      (127,278)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets from
   capital transactions                      21,219         11,021      (10,007)        62,802       11,281         42,237
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets                      23,843         14,856      (16,047)        50,986        7,173         35,981

NET ASSETS:
Beginning of period                         178,444        163,588      239,287        188,301      144,174        108,193
                                        -----------  -------------  -----------  -------------  -----------  -------------
End of period                              $202,287      $ 178,444     $223,240      $ 239,287     $151,347      $ 144,174
                                        ===========  =============  ===========  =============  ===========  =============

* Institutional shares commenced operations on August 11, 1998.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------

                                             U.S. GOVERNMENT
                                             SECURITIES FUND           MUNICIPAL BOND FUND        OHIO TAX FREE BOND FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                       $ 1,217       $  2,262     $  2,349      $   4,550     $  4,053       $  7,897
Net realized gain/(loss) from investments      (298)           242       (2,592)         1,741       (1,717)           443
Net change in unrealized appreciation
   of investments                              (707)        (1,188)      (2,238)        (4,244)      (6,328)        (4,924)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets resulting from
   operations                                   212          1,316       (2,481)         2,047       (3,992)         3,416
                                        -----------  -------------  -----------  -------------  -----------  -------------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS: *
   From net investment income                (1,116)        (2,077)      (2,293)        (4,546)      (3,662)        (7,003)
   In excess of net investment income            --             (7)          --            (67)          --            (21)
   From net realized gains on
   investment transactions                       --             --       (1,057)        (2,095)        (276)        (1,047)

DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                  (100)          (249)          (5)           (14)        (389)          (867)
   In excess of net investment income            --             (1)          --             --           --             (3)
   From net realized gains on
   investment transactions                       --             --           (1)            (4)         (32)          (144)

DISTRIBUTIONS TO INVESTMENT C
SHAREHOLDERS:
   From net investment income                    (8)           (12)          --             --          (20)           (28)
   In excess of net investment income            --             --           --             --           --             --
   From net realized gains on
   investment transactions                       --             --           --             --           (2)            (4)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets from
   shareholders distributions                (1,224)        (2,346)      (3,356)        (6,726)      (4,381)        (9,117)
                                        -----------  -------------  -----------  -------------  -----------  -------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
Proceeds from shares issued                   9,934         53,369        4,363        131,991       13,829        217,745
Dividends reinvested                            625          1,128        1,069          2,119          777          2,194
Cost of shares redeemed                      (9,201)       (47,273)      (4,895)      (131,455)     (17,420)      (198,030)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets from
   capital transactions                       1,358          7,224          537          2,655       (2,814)        21,909
                                        -----------  -------------  -----------  -------------  -----------  -------------
   Change in net assets                         346          6,194       (5,300)        (2,024)     (11,187)        16,208

NET ASSETS:
Beginning of period                          47,862         41,668      115,309        117,333      205,758        189,550
                                        -----------  -------------  -----------  -------------  -----------  -------------
End of Period                               $48,208       $ 47,862     $110,009      $ 115,309     $194,571      $ 205,758
                                        ===========  =============  ===========  =============  ===========  =============

* Institutional shares commenced operations on August 11, 1998.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


(1) ORGANIZATION

Fifth Third Funds, formerly known as the Fountain Square Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At January 31, 2000 the Trust consisted of sixteen separate investment portfolios.

The accompanying financial statements relate only to the following Funds:

PORTFOLIO NAME
--------------------------------------------------------------------------------
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Equity Income Fund ("Equity Income Fund")
Fifth Third Cardinal Fund ("Cardinal Fund")
Fifth Third Pinnacle Fund ("Pinnacle Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Mid Cap Fund ("Mid Cap Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third Bond Fund For Income ("Bond Fund For Income")
Fifth Third Quality Bond Fund ("Quality Bond Fund")
Fifth Third U.S. Government Securities Fund ("Government Securities Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Fund")

The Funds each issue three classes of shares: Institutional, Investment A Shares and Investment C Shares. The Investment A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Investment C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to Administrative Services fees paid by Investment C Shares, 12b-1 fees paid by Investment A Shares and Investment C Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. The Institutional Shares were offered for sale to the public on September 21, 1998. As of January 8, 1998, all Investment C shares of the Municipal Bond Fund were redeemed. Municipal Bond Fund Investment C Shares continue to be open for investment with an offering price equal to Municipal Bond Fund Investment A Shares. As of the date of this report, there are no assets or shareholders in the Municipal Bond Fund Investment C Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments in equity securities are generally determined on the basis of market price. Investments in other open-end investment companies are valued at net asset value. Bonds and other fixed income securities are valued at prices provided by an independent pricing service. Value of all other securities is determined at fair value in good faith by the Board of Trustees.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. FOREIGN CURRENCY TRANSLATION--The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

E. FORWARD CURRENCY CONTRACTS:--The International Equity Fund may enter into a forward currency contract ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

F. FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

G. FUTURES CONTRACTS--The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

H. OPTION CONTRACTS--The Funds may write or purchase option contracts with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

The table below reflects the Cardinal Fund's activity in written options, all of which were for purposes of earning additional income during the period. No other Funds engaged in written option contracts during the six months ended January 31, 2000.

OPTION ACTIVITIES FOR THE SIX MONTHS ENDED JANUARY 31, 2000:

                                                 CARDINAL FUND
                                     -------------------------------------
                                   NUMBER OF CONTRACTS        PREMIUMS ($000)
                                   -------------------        ---------------
Balance at 7/31/99                          400                    $97
Options written                             940                    450
Options expired                           (470)                  (103)
Options exercised                           (0)                    (0)
Options terminated                          (0)                    (0)
                                   -------------------        ---------------
Balance at 1/31/00                          870                  $444
                                   ===================        ===============


I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

J. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared and paid monthly for the Quality Growth Fund, the Equity Income Fund, the Bond Fund For Income, the Quality Bond Fund, the U.S. Government Securities Fund, the Municipal Bond Fund, and the Ohio Tax Free Bond Fund. Dividends from net investment income are declared and paid quarterly for the Cardinal Fund, the Mid Cap Fund, the Balanced Fund and the Pinnacle Fund. Dividends from net investment income are declared and paid annually for the International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

K. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all, federal income taxes.

L. ORGANIZATIONAL COSTS--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from each Fund's commencement date.

M. LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government Securities, Repurchase Agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. According to GAAP, a statement of cash flows is presented if the Fund lent out, on average, more than 10% of net assets during the year. As of January 31, 2000, the Funds had no securities on loan.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows:

                                          QUALITY GROWTH FUND          EQUITY INCOME FUND            CARDINAL FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       PERIOD ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999**
                                        -----------  -------------  -----------  -------------  -----------  -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                           $ 85,993      $ 530,496     $  2,897      $ 152,738     $  9,337      $   3,789
   Dividends reinvested                      30,615         21,625        7,789         13,337          616            708
   Shares redeemed                          (43,223)       (58,830)     (19,134)       (20,956)     (13,813)       (29,006)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INSTITUTIONAL SHARES:                   $ 73,385      $ 493,291     $ (8,448)     $ 145,119     $ (3,860)     $ (24,509)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT A SHARES:
   Shares issued                           $ 43,642      $  31,873     $  1,734      $  12,789     $  6,522      $ 130,093
   Dividends reinvested                       6,675          7,704        1,174          1,495       41,284          7,700
   Shares redeemed                          (10,861)      (446,037)      (5,385)      (139,585)     (27,386)      (193,787)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                     $ 39,456      $(406,460)    $ (2,477)     $(125,301)    $ 20,420      $ (55,994)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:
   Shares issued                           $  2,114      $   1,966     $     68      $     837     $    259      $     805
   Dividends reinvested                         517            747           74            121          157              2
   Shares redeemed                           (1,142)        (2,459)        (395)          (491)        (193)            (9)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                     $  1,489      $     254     $    (253)    $     467     $    223      $     798
                                        -----------  -------------  -----------  -------------  -----------  -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                            $114,330      $  87,085     $(11,178)     $  20,285     $ 16,783      $ (79,705)
                                        ===========  =============  ===========  =============  ===========  =============


                                          QUALITY GROWTH FUND          EQUITY INCOME FUND            CARDINAL FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       PERIOD ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999**
                                        -----------  -------------  -----------  -------------  -----------  -------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                              3,610         26,627          208         10,265          539            206
   Dividends reinvested                       1,285          1,102          578            894           36             42
   Shares redeemed                           (1,803)        (2,746)      (1,399)        (1,383)        (766)        (1,611)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INSTITUTIONAL SHARES:                      3,092         24,983         (613)         9,776         (191)        (1,363)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT A SHARES:
   Shares issued                              1,820          1,478          124            849          341          6,747
   Dividends reinvested                         281            393           87            100        2,459            458
   Shares redeemed                             (452)       (22,519)        (390)        (9,395)      (1,463)       (10,296)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                        1,649        (20,648)        (179)        (8,446)       1,337         (3,091)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:***
   Shares issued                                 89             93            5             56           14             44
   Dividends reinvested                          22             38            5              8           10             --
   Shares redeemed                              (48)          (122)         (28)           (33)         (10)            --
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                           63              9          (18)            31           14             44
                                        -----------  -------------  -----------  -------------  -----------  -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
TOTAL NET INCREASE FROM CAPITAL
    TRANSACTIONS                              4,804          4,344         (810)         1,361        1,160         (4,410)
                                        ===========  =============  ===========  =============  ===========  =============

  * Institutional shares commenced operations on August 11, 1998.
 ** Reflects period of operations from October 1, 1998 to July 31, 1999.
*** Cardinal Fund Investment C shares commenced operations on October 22, 1998.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------


                                            PINNACLE FUND                 BALANCED FUND                MID CAP FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                            $ 8,560       $ 62,101     $ 26,940      $ 149,852     $ 17,541      $ 206,711
   Dividends reinvested                         928            547       13,013          7,995       14,441         17,251
   Shares redeemed                           (7,727)        (7,248)     (21,681)       (30,451)     (21,543)       (33,307)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INSTITUTIONAL SHARES:                     $1,761       $ 55,400     $ 18,272      $ 127,396     $ 10,439      $ 190,655
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT A SHARES:
   Shares issued                            $ 8,390       $ 45,895     $ 13,782      $  39,143     $  3,346      $  12,360
   Dividends reinvested                         762            267        7,313          4,004        2,000          2,809
   Shares redeemed                           (7,748)       (34,241)     (10,264)      (141,129)      (5,398)      (200,404)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                      $ 1,404       $ 11,921     $ 10,831      $ (97,982)    $    (52)     $(185,235)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:
   Shares issued                            $   264       $  6,055     $    686      $   2,979     $     55      $     203
   Dividends reinvested                          89             43          596            294           56             89
   Shares redeemed                           (1,804)          (905)        (800)        (1,786)        (122)          (513)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                      $(1,451)      $  5,193     $    482      $   1,487     $    (11)     $    (221)
                                        -----------  -------------  -----------  -------------  -----------  -------------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                             $ 1,714       $ 72,514     $ 29,585      $  30,901     $ 10,376      $   5,199
                                        ===========  =============  ===========  =============  ===========  =============


                                            PINNACLE FUND                 BALANCED FUND                MID CAP FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                                231          1,846        1,667         10,062        1,123         13,100
   Dividends reinvested                          25             16          827            535          920          1,172
    Shares redeemed                            (208)          (201)      (1,341)        (1,944)      (1,372)        (2,177)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INSTITUTIONAL SHARES:                         48          1,661        1,153          8,653          671         12,095
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT A SHARES:
   Shares issued                                228          1,293          859          2,603          215            831
   Dividends reinvested                          21              8          465            268          128            191
   Shares redeemed                             (209)        (1,057)        (638)        (9,486)        (350)       (12,693)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                           40            244          686         (6,615)          (7)       (11,671)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:***
   Shares issued                                  7            175           43            191            4             13
   Dividends reinvested                           2              1           38             20            4              6
   Shares redeemed                              (49)           (25)         (50)          (115)          (8)           (34)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                          (40)           151           31             96           --            (15)
                                        -----------  -------------  -----------  -------------  -----------  -------------
TOTAL NET INCREASE FROM CAPITAL
    TRANSACTIONS                                 48          2,056        1,870          2,134          664            409
                                        ===========  =============  ===========  =============  ===========  =============

  * Institutional shares commenced operations on August 11, 1998.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------

                                         INTERNATIONAL EQUITY FUND     BOND FUND FOR INCOME         QUALITY BOND FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                           $ 17,104      $ 164,328     $ 13,710      $ 231,142     $ 30,874      $ 160,131
   Dividends reinvested                      16,027          2,875          203            566        2,320          3,567
   Shares redeemed                          (12,688)       (12,727)     (17,067)       (24,242)     (21,975)       (23,886)
                                        -----------  -------------  -----------  -------------  -----------  -------------
  INSTITUTIONAL SHARES:                    $ 20,443      $ 154,476     $ (3,154)     $ 207,466     $ 11,219      $ 139,812
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT A SHARES:
   Shares issued                           $ 12,690      $   7,642     $  1,514      $ 105,463     $  1,786      $   4,556
   Dividends reinvested                         594            102          786          2,934          279            542
   Shares redeemed                          (12,553)      (151,143)      (9,095)      (253,420)      (1,924)      (103,133)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                     $    731      $(143,399)    $ (6,795)     $(145,023)    $    141      $ (98,035)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:
   Shares issued                           $     48      $      89     $     96      $     446     $     45      $     683
   Dividends reinvested                          21              4           13             26           20             36
   Shares redeemed                              (24)          (149)        (167)          (113)        (144)          (259)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                     $     45      $     (56)    $    (58)     $     359     $    (79)     $     460
                                        -----------  -------------  -----------  -------------  -----------  -------------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                            $ 21,219      $  11,021     $(10,007)     $  62,802     $ 11,281      $  42,237
                                        ===========  =============  ===========  =============  ===========  =============


                                        INTERNATIONAL EQUITY FUND      BOND FUND FOR INCOME         QUALITY BOND FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                              1,304         14,269        1,180         18,894        3,262         16,059
   Dividends reinvested                       1,243            242           17             47          246            359
   Shares redeemed                             (965)        (1,047)      (1,472)        (1,995)      (2,325)        (2,390)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INSTITUTIONAL SHARES:                      1,582         13,464         (275)        16,946        1,183         14,028
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT A SHARES:
   Shares issued                                963            652          130          8,482          189            456
   Dividends reinvested                          46              8           68            242           29             55
   Shares redeemed                             (950)       (13,205)        (783)       (20,692)        (204)       (10,306)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                           59        (12,545)        (585)       (11,968)          14         (9,795)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:***
   Shares issued                                  4              8            8             36            5             68
   Dividends reinvested                           2             --            1              2            2              3
   Shares redeemed                               (2)           (13)         (14)            (9)         (15)           (26)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                            4             (5)          (5)            29           (8)            45
                                        -----------  -------------  -----------  -------------  -----------  -------------
TOTAL NET INCREASE FROM CAPITAL
    TRANSACTIONS                              1,645            914         (865)         5,007        1,189          4,278
                                        ===========  =============  ===========  =============  ===========  =============


  * Institutional shares commenced operations on August 11, 1998, except for the International Equity Fund which commenced operations on October 9, 1998.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                               U.S. GOVERNMENT
                                               SECURITIES FUND         MUNICIPAL BOND FUND       OHIO TAX FREE BOND FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                            $ 9,498       $ 50,088      $ 4,357      $ 130,817     $ 12,820      $ 208,365
   Dividends reinvested                         517            866        1,063          2,102          335          1,148
   Shares redeemed                           (6,698)        (7,602)      (4,662)       (12,961)     (12,869)       (21,233)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INSTITUTIONAL SHARES:                    $ 3,317       $ 43,352      $   758      $ 119,958     $    286      $ 188,280
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT A SHARES:
   Shares issued                            $   436       $  2,738      $     6      $   1,174     $    677      $   8,720
   Dividends reinvested                         100            250            6             17          420          1,013
   Shares redeemed                           (2,366)       (39,440)        (233)      (118,494)      (4,232)      (176,628)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                      $(1,830)      $(36,452)     $  (221)     $(117,303)    $ (3,135)     $(166,895)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:
   Shares issued                            $    --       $    543      $    --      $      --     $    332      $     660
   Dividends reinvested                           8             12           --             --           22             33
   Shares redeemed                             (137)          (231)          --             --         (319)          (169)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                      $  (129)      $    324      $    --      $      --     $     35      $     524
                                        -----------  -------------  -----------  -------------  -----------  -------------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                             $ 1,358       $  7,224      $   537      $   2,655     $ (2,814)     $  21,909
                                        ===========  =============  ===========  =============  ===========  =============


                                               U.S. GOVERNMENT
                                               SECURITIES FUND         MUNICIPAL BOND FUND       OHIO TAX FREE BOND FUND
                                        --------------------------  --------------------------  --------------------------
                                         SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED                       ENDED                       ENDED
                                          JAN. 31,                    JAN. 31,                    JAN. 31,
                                           2000       YEAR ENDED       2000       YEAR ENDED       2000       YEAR ENDED
                                        (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999  (UNAUDITED)  JULY 31, 1999
                                        -----------  -------------  -----------  -------------  -----------  -------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                                989          5,065          379         10,657        1,314         20,180
   Dividends reinvested                          54             88           93            172           34            111
   Shares redeemed                             (698)          (770)        (407)        (1,066)      (1,316)        (2,062)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INSTITUTIONAL SHARES:                        345          4,383           65          9,763           32         18,229
                                        -----------  -------------  -----------  -------------  -----------  -------------

INVESTMENT A SHARES:
   Shares issued                                 45            275           --             96           69            840
   Dividends reinvested                          11             25            1              1           43             98
   Shares redeemed                             (247)        (3,992)         (20)        (9,650)        (432)       (17,114)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT A SHARES                         (191)        (3,692)         (19)        (9,553)        (320)       (16,176)
                                        -----------  -------------  -----------  -------------  -----------  -------------
INVESTMENT C SHARES:***
   Shares issued                                 --             56           --             --           33             64
   Dividends reinvested                           1              1           --             --            2              3
   Shares redeemed                              (14)           (24)          --             --          (33)           (17)
                                        -----------  -------------  -----------  -------------  -----------  -------------
   INVESTMENT C SHARES                          (13)            33           --             --            2             50
                                        -----------  -------------  -----------  -------------  -----------  -------------
TOTAL NET INCREASE FROM CAPITAL
    TRANSACTIONS                                141            724           46            210         (286)         2,103
                                        ===========  =============  ===========  =============  ===========  =============


  * Institutional shares commenced operations on August 11, 1998.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets.

Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor (the "Sub-Advisor"). The Advisor compensates the Sub-Advisor at a rate based on the International Equity Fund's average daily net assets.

ADMINISTRATIVE FEE--BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of each Fund. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust.

DISTRIBUTION SERVICES FEE--BISYS serves as the Trust's principal distributor (the "Distributor"). In accordance with Rule 12b-1 under the 1940 Act, the Trust entered into a Distribution Plan with the Distributor with respect to Investment A Shares and Investment C Shares. Under the Distribution Plan, the Funds may pay a fee to the Distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A and C Shares to finance activities intended to result in the sales of each Funds' Investment A and C Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares and .75% of the Investment C Shares annually, to compensate the distributor. These fees may be used by BISYS to pay banks, including the investment adviser, broker dealers and other institutions, or to reimburse BISYS or its affiliates for administration, distribution and shareholder service assistance in connection with the distribution of the Fund.

ADMINISTRATIVE SERVICES FEE--Effective April 23, 1996, the Trust entered into an Administrative Services Agreement with Fifth Third Bank with respect to Investment C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net asset value of Investment C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES---Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian & accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are Officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officers and Trustees of the Trust.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES---Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. Fifth Third Bank handles the execution of the transfer and dividend disbursing agent functions.

Fifth Third Bank also maintains the Funds' accounting records, except with respect to the International Equity Fund, for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. BISYS Fund Services provides accounting services for the International Equity Fund for a fee based on average net assets for the period.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are Officers and Trustees of the above companies, but are not paid any fees directly by the Trust for serving as Officers and Trustees of the Trust.


                                               QUALITY     EQUITY
                                               GROWTH      INCOME     CARDINAL  PINNACLE    BALANCED     MID CAP
                                                FUND        FUND        FUND      FUND        FUND        FUND
                                               -------     -------     -------   -------     -------     -------
(AMOUNTS IN THOUSANDS)
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee                 0.80%       0.80%       0.60%     0.80%       0.80%       0.80%
     Reductions (percentage of
     average net assets)
ADMINISTRATIVE FEES:
Voluntary fee reductions                          $88         $42         $83        $0         $68         $75
DISTRIBUTION SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
            Investment A Shares                 0.25%       0.25%       0.25%     0.25%       0.25%       0.25%
            Investment C Shares                 0.75%       0.75%       0.75%     0.75%       0.75%       0.75%
Voluntary fee reductions -
     Investment A Shares                           $0          $0          $0        $0          $0          $0
     Voluntary fee reductions -
     Investment C Shares                          $13          $1          $1        $8          $9          $1
ADMINISTRATIVE SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
            Investment C Shares                 0.25%       0.25%       0.25%     0.25%       0.25%       0.25%
MISCELLANEOUS FEES:
Fees reimbursed by investment
advisor                                            $0          $0          $0        $0          $0          $0

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------

                                                                                                          OHIO
                                          INTERNATIONAL   BOND     QUALITY   GOVERNMENT     MUNICIPAL   TAX FREE
                                             EQUITY     FUND FOR    BOND     SECURITIES       BOND        BOND
                                              FUND        FUND      FUND        FUND          FUND        FUND
                                             -------     -------   -------     -------       -------     -------
(AMOUNTS IN THOUSANDS)
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee                1.00%       0.55%     0.55%       0.55%         0.55%       0.55%
     Reductions (percentage of
     average net assets)
ADMINISTRATIVE FEES:
Voluntary fee reductions                          $0         $47       $61         $25           $57         $41
DISTRIBUTION SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
              Investment A Shares              0.25%       0.25%     0.25%       0.25%         0.25%       0.25%
              Investment C Shares              0.75%       0.75%     0.75%       0.75%         0.75%       0.75%
Voluntary fee reductions -
     Investment A Shares                          $0          $0        $0          $0            $0          $0
Voluntary fee reductions -
     Investment C Shares                          $0          $1        $1          $0            $0          $1
ADMINISTRATIVE SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
              Investment C Shares              0.25%       0.25%     0.25%       0.25%         0.25%       0.25%
MISCELLANEOUS FEES:
Fees reimbursed by investment
advisor                                           $0          $0        $0          $0            $0          $0

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six months ended January 31, 2000, were as follows (Amounts in thousands):


                       QUALITY        EQUITY                                                       MID
                        GROWTH        INCOME        CARDINAL       PINNACLE      BALANCED          CAP
                         FUND           FUND          FUND            FUND          FUND          FUND
                        -------       -------        -------        -------       -------        -------
Purchases               130,670        31,776              0         35,416       157,796         50,925
Sales                    49,640        51,971         29,132         31,446       149,237         59,897

                                                                                    U.S.           OHIO
                     INTERNATIONAL   BOND FUND       QUALITY      GOVERNMENT     MUNICIPAL       TAX FREE
                        EQUITY          FOR            BOND       SECURITIES       BOND            BOND
                         FUND          INCOME          FUND          FUND          FUND            FUND
                        -------       -------        -------        -------       -------        -------
Purchases                71,567       208,428        258,240         15,924        56,874         38,173
Sales                    68,004       232,226        257,332         14,470        49,109         39,165


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Ohio Tax Free Bond Fund invests a substantial proportion of its assets in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities. The Portfolio is more susceptible to factors adversely affecting issuers of Ohio municipal securities than a fund that is not concentrated in these issuers to the same extent.

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility or portfolio securities and currency holdings. The International Equity Fund has a relatively large concentration of securities invested in companies domiciled in Great Britain and Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Great Britain and Japanese companies than funds not so concentrated.

(7) FEDERAL TAX INFORMATION

As of July 31, 1999, for federal income purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any (Amount in Thousands):

                                            EXPIRES             AMOUNT
                                            --------------------------
    Mid Cap Fund                               2006            $   590
    Bond Fund for Income                       2002              2,098
                                               2003              6,381
                                               2004              3,223
                                               2005              1,375
    U.S. Government Securities Fund            2004                959

Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital and foreign currency losses (Amount in Thousands):

                                        POST-OCTOBER                FOREIGN
                                       CAPITAL LOSSES           CURRENCY LOSSES
                                       ----------------------------------------
    International Equity Fund               $   --                   $816
    Bond Fund for Income                     6,298
    Quality Bond Fund                        2,264
    U.S. Government Securities Fund            173

FIFTH THIRD FUNDS QUALITY GROWTH FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                            SIX MONTHS      PERIOD
                                               ENDED        ENDED
                                           JAN. 31, 2000   JULY 31,
                                            (UNAUDITED)     1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  23.37    $  19.45
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.01)      (0.02)
   Net realized and unrealized gains
      from investments                             2.14        5.89
                                               --------    --------
   Total from Investment Operations                2.13        5.87
                                               --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   Net realized gain on investments               (1.17)      (1.95)
                                               --------    --------
   Total distributions                            (1.17)      (1.95)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  24.33    $  23.37
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              9.24%(a)   32.08%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.99%(b)    1.00%(b)
   Net investment income/(loss)                  (0.11%)(b)  (0.10%)(b)
   Expense waiver/reimbursement (c)               0.02%(b)    0.05%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $683,078    $583,753
   Portfolio turnover (d)                            7%         34%



                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                             (UNAUDITED)     1999        1998        1997       1996        1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  23.31    $  20.26    $  19.23   $  13.16    $  11.79    $   9.70
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.04)      (0.06)       0.03       0.08        0.12        0.14
   Net realized and unrealized gains/
      (losses) from investments                    2.15        5.06        2.49       6.75        1.37        2.09
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                2.11        5.00        2.52       6.83        1.49        2.23
                                               --------    --------    --------   --------    --------    --------
LESS DISTRIBUTIONS
   Distributions to shareholders from
      net investment income                          --          --       (0.03)     (0.09)      (0.12)      (0.14)
   Net realized gain on investments               (1.17)      (1.95)      (1.46)     (0.67)          --         --
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (1.17)      (1.95)      (1.49)     (0.76)      (0.12)      (0.14)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  24.25    $  23.31    $  20.26   $  19.23    $  13.16    $  11.79
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              9.18%(a)   26.48%      14.12%     54.02%      12.69%       23.21%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.24%(b)    1.21%       1.00%      1.00%       0.99%       1.00%
   Net investment income/(loss)                  (0.36%)(b)  (0.29%)      0.10%      0.45%       0.98%       1.44%
   Expense waiver/reimbursement (c)               0.02%(b)    0.08%       0.37%      0.36%       0.03%       0.05%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $161,663    $116,963    $520,068   $399,683    $134,469    $ 82,594
   Portfolio turnover (d)                            7%         34%         45%        37%         37%         34%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS QUALITY GROWTH FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED                   YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------
                                             (UNAUDITED)     1999        1998        1997      1996**
                                            ------------   --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  22.97    $  20.10    $  19.18   $  13.16    $  13.37
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.09)      (0.18)      (0.07)     (0.03)         --
   Net realized and unrealized gains/
      (losses) from investments                    2.11        5.00        2.45       6.72       (0.21)
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                2.02        4.82        2.38       6.69       (0.21)
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --         --          --
   Net realized gain on investments               (1.17)      (1.95)      (1.46)     (0.67)         --
   Total Distributions                            (1.17)      (1.95)      (1.46)     (0.67)       0.00
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  23.82    $  22.97    $  20.10   $  19.18    $  13.16
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              8.92%(a)   25.76%      13.41%     52.79%      12.50%(e)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.74%(b)    1.80%       1.63%      1.75%       1.77%(b)
   Net investment income loss                    (0.29%)      0.10%       0.45%      0.98%       1.44%
   Expense waiver/reimbursement (c)               0.08%       0.37%       0.36%      0.03%       0.05%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 11,636    $  9,775    $  8,357   $  3,146    $    420
   Portfolio turnover (d)                            7%         34%         45%        37%         37%


  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.


(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS EQUITY INCOME FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


                                             SIX MONTHS     PERIOD
                                                ENDED       ENDED
                                           JAN. 31, 2000   JULY 31,
                                            (UNAUDITED)      1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  15.19    $  14.79
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                          0.11        0.25
   Net realized and unrealized gains/
      (losses) from investments                   (1.66)       1.86
                                               --------    --------
   Total from Investment Operations               (1.55)       2.11
                                               --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.11)      (0.26)
   In excess of net investment income                --          --
   Net realized gain on investments               (0.86)      (1.45)
                                               --------    --------
   Total Distributions                            (0.97)      (1.71)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  12.67    $  15.19
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (10.53%)(a)  14.63%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.02%(b)    1.07%(b)
   Net investment income                          1.59%(b)    1.63%(b)
   Expense waiver/reimbursement (c)               0.02%(b)    0.05%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $116,098    $148,525
   Portfolio turnover (d)                           22%         69%

                                                                      SIX MONTHS
                                                ENDED             YEAR ENDED JULY 31,
                                            JAN. 31, 2000   ------------------------------
                                             (UNAUDITED)     1999        1998       1997**
                                           ------------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  15.18    $  15.38    $  14.44   $  12.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.11        0.29        0.26       0.15
   Net realized and unrealized gains/
      (losses) from investments                   (1.67)       1.19        2.43       2.43
                                               --------    --------    --------   --------
   Total from Investment Operations               (1.56)       1.48        2.69       2.58
                                               --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.10)      (0.23)      (0.27)     (0.14)
   In excess of net investment income                --          --          --         --
   Net realized gain on investments               (0.86)      (1.45)      (1.48)        --
                                               --------    --------    --------   --------
   Total Distributions                            (0.96)      (1.68)      (1.75)     (0.14)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $  12.66    $  15.18    $  15.38   $  14.44
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (10.66%)(a)   9.90%      19.57%     21.64%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.27%(b)    1.27%       1.01%      1.06%(b)
   Net investment income                          1.33%(b)    1.58%       1.73%      2.32%(b)
   Expense waiver/reimbursement (c)               0.06%(b)    0.10%       0.43%      0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 14,636    $ 20,268    $150,404   $120,324
   Portfolio turnover (d)                           22%         69%         41%        28%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS EQUITY INCOME FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                               ENDED              YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------
                                             (UNAUDITED)     1999        1998      1997**
                                            ------------   --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  15.19    $  15.39    $  14.45   $  12.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.07        0.14        0.17       0.10
   Net realized and unrealized gains/
      (losses) from investments                   (1.66)       1.26        2.41       2.45
                                               --------    --------    --------   --------
   Total from Investment Operations               (1.59)       1.40        2.58       2.55
                                               --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.06)      (0.15)      (0.16)     (0.10)
   In excess of net investment income                --          --          --         --
   Net realized gain on investments               (0.86)      (1.45)      (1.48)        --
                                               --------    --------    --------   --------
   Total Distributions                            (0.92)      (1.60)      (1.64)     (0.10)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $  12.68    $  15.19    $  15.39   $  14.45
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (10.84%)(a)   9.34%      18.72%     21.30%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.83%(b)    0.88%       1.21%      1.56%(b)
   Net investment income                         (0.29%)      0.10%       0.45%      0.98%
   Expense waiver/reimbursement (c)               0.31%(b)    0.30%       0.52%      0.26%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    966    $  1,433    $    968   $     92
   Portfolio turnover (d)                           22%         69%         41%        28%



  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS CARDINAL FUND**** -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS      PERIOD      YEAR       PERIOD
                                                ENDED        ENDED       ENDED       ENDED
                                            JAN. 31, 2000   JULY 31    SEPT. 30    SEPT. 30
                                             (UNAUDITED)     1999*       1998       1997**
                                            -----------    --------    --------   --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  19.51    $  14.86    $  16.64   $  12.92
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.02        0.04        0.15       0.12
   Net realized and unrealized gains
      from investments                             1.52        5.17        0.28       3.70
                                               --------    --------    --------   --------
   Total from Investment Operations                1.54        5.21        0.43       3.82
                                               --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --       (0.01)      (0.15)     (0.10)
   In excess of net investment income                --          --       (0.05)        --
   Net realized gain on investments               (3.74)      (0.55)      (2.01)        --
   Total Distributions                            (3.74)      (0.56)      (2.21)     (0.10)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $  17.31    $  19.51    $  14.86   $  16.64
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              8.31%(a)   35.61%(a)    2.60%     29.77%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.82%(b)    0.82%(b)    0.84%      1.00%
   Net investment income                          0.14%(b)    0.16%(b)    0.85%      1.04%
   Expense waiver/reimbursement (c)               0.07%(b)    0.07%(b)    0.09%      0.00
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  2,858    $  6,946    $ 25,542   $ 26,881
   Portfolio turnover (d)                            0%         15%         15%      0.13%




                                                                                 SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                             (UNAUDITED)     1999        1998       1997         1996       1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  19.38    $  14.87    $  16.65   $  13.13    $  13.23    $  12.73
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.01)      (0.01)       0.14       0.14        0.25        0.36
   Net realized and unrealized gains/
      (losses) from investments                    1.50        5.08        0.27       4.64        1.95        1.32
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                1.49        5.07        0.41       4.78        2.20        1.68
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --       (0.01)      (0.14)     (0.13)      (0.26)      (0.35)
   In excess of net investment income                --          --       (0.04)        --          --          --
   Net realized gain on investments               (3.74)      (0.55)      (2.01)     (1.13)      (2.04)      (0.83)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (3.74)      (0.56)      (2.19)     (1.26)      (2.30)      (1.18)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  17.13    $  19.38    $  14.87   $  16.65    $  13.13    $  13.23
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              8.09%(a)   34.60%(a)    2.50%     39.17%      17.96%      14.84%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                      (0.17%)(b)  (0.07%)(b)   0.76%      0.97%       1.90%       2.89%
   Net investment income/(loss)                  (0.17%)(b)  (0.07%)(b)   0.76%      0.97%       1.90%       2.89%
   Expense waiver/reimbursement (c)               0.06%(b)    0.07%(b)    0.09%      0.06%       0.10%       0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $238,353    $243,790    $232,903   $267,908    $229,042    $226,181
   Portfolio turnover (d)                            0%         15%         15%        13%         58%         20%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS CARDINAL FUND**** -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                            SIX MONTHS      PERIOD
                                               ENDED         ENDED
                                           JAN. 31, 2000    JULY 31,
                                           (UNAUDITED)       1999**
                                           ------------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  19.22    $  15.63
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Income from Investment Operations:
   Net investment income/(loss)                   (0.05)      (0.05)
   Net realized and unrealized gains
      from investments                             1.47        4.19
                                               --------    --------
   Total from Investment Operations                1.42        4.14
                                               --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   In excess of net investment income                --          --
   Net realized gain on investments               (3.74)      (0.55)
                                               --------    --------
   Total Distributions                            (3.74)      (0.55)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  16.90    $  19.22
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              7.78%(a)   26.99%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.57%(b)    1.65%(b)
   Net investment income/(loss)                  (0.66%)(b)  (0.66%)(b)
   Expense waiver/reimbursement (c)               0.31%(b)    0.24%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    976    $    839
   Portfolio turnover (d)                            0%         15%


   * Reflects operations for the period from October 1, 1998 through July 31, 1999.
  ** Reflects operations for the period from January 2, 1997 (date of commencement of operations) to September 30, 1997.
 *** Reflects operations for the period from October 22, 1998 (date of commencement of operations) to July  31, 1999.
**** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor Fund of the Fifth Third Cardinal Fund.
 (a) Not annualized.
 (b) Annualized.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS PINNACLE FUND* -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                            SIX MONTHS      PERIOD
                                              ENDED         ENDED
                                          JAN. 31, 2000    JULY 31,
                                            (UNAUDITED)     1999**
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  37.28    $  31.26
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.04)      (0.06)
   Net realized and unrealized gains
      from investments                             0.28        6.71
                                               --------    --------
   Total from Investment Operations                0.24        6.65
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   Net realized gain on investments               (0.55)      (0.63)
                                               --------    --------
   Total Distributions                            (0.55)      (0.63)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  36.97    $  37.28
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.64%(a)   21.53%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.06%(b)    1.21%(b)
   Net investment income                         (0.19%)(b)  (0.24%)(b)
   Expense waiver/reimbursement (c)               0.00%(b)    0.01%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 63,190    $ 61,943
   Portfolio turnover (d)                           27%         51%


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                           JAN. 31, 2000   -------------------------------------------------------------------
                                            (UNAUDITED)      1999       1998***     1997        1996        1995        1994
                                            -----------    --------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING
 OF PERIOD                                     $  37.20    $  32.35    $  27.71    $  23.96   $  22.47    $  18.83    $  21.15
                                               --------    --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.08)      (0.09)      (0.02)      0.13        0.05        0.11        0.09
   Net realized and unrealized gains/
      (losses) from investments                    0.27        5.57        5.13       8.25       5.04         6.54       (0.34)
                                               --------    --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.19       5.48        5.11        8.38       5.09         6.65       (0.25)
                                               --------    --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --       (0.13)     (0.05)      (0.11)      (0.09)
   Net realized gain on investments               (0.55)      (0.63)      (0.47)      (4.50)     (3.55)      (2.90)      (1.98)
                                               --------    --------    --------    --------   --------    --------    --------
   Total distributions                            (0.55)      (0.63)      (0.47)      (4.63)     (3.60)      (3.01)      (2.07)
                                               --------    --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  36.84    $  37.20    $  32.35    $  27.71   $  23.96    $  22.47    $  18.83
                                               ========    ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.51%(a)   17.18%(a)   18.58%(a)   35.40%     22.50%      35.40%      (1.10%)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.31%(b)    1.41%       1.28%(b)    1.12%      1.16%       1.14%       1.15%
   Net investment income/(loss)                  (0.44%)(b)  (0.47%)     (0.12%)(b)   0.46%      0.18%       0.44%       0.41%
   Expense waiver/reimbursement (c)               0.00%(b)    0.02%       0.30%(b)    0.00%      0.00%       0.00%       0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of
     period ($000)                             $ 50,927    $ 49,936    $ 35,549   $ 22,272    $ 16,461    $ 14,673    $ 13,014
   Portfolio turnover (d)                           27%         51%         38%         50%        44%         68%         91%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS PINNACLE FUND* -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                            SIX MONTHS       YEAR       PERIOD
                                                ENDED       ENDED        ENDED
                                           JAN. 31, 2000    JULY 31,    JULY 31,
                                            (UNAUDITED)       1999      1998****
                                           ------------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  36.92    $  32.28    $  30.16
                                               --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.20)      (0.23)      (0.04)
   Net realized and unrealized gains
      from investments                             0.29        5.50        2.16
                                               --------    --------    --------
   Total from Investment Operations                0.09        5.27        2.12
                                               --------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --
   Net realized gain on investments               (0.55)      (0.63)         --
                                               --------    --------    --------
   Total Distributions                            (0.55)      (0.63)       0.00
                                               --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  36.46    $  36.92    $  32.28
                                               ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.24%(a)   16.56%       7.07%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.81%(b)    1.95%       2.17%(b)
   Net investment loss                           (0.93%)(b)  (1.00%)     (0.84%)(b)
   Expense waiver/reimbursement (c)               0.25%(b)    0.26%       0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  5,144    $  6,653    $    922
   Portfolio turnover (d)                           27%         51%         38%


   * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.
  ** Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 *** Reflects the period of operations from January 1, 1998 to July 31, 1998. **** Reflects the period of operations from March 9, 1998 (date of commencement of operations) to July 31, 1998.
 (a) Not annualized.
 (b) Annualized.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS BALANCED FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------- ----------------------------------------------------------
                                            SIX MONTHS      PERIOD
                                               ENDED        ENDED
                                           JAN. 31, 2000   JULY 31,
                                            (UNAUDITED)     1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  16.13    $  14.60
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.12        0.22
   Net realized and unrealized gains
      from investments                             0.98        2.27
                                               --------    --------
   Total from Investment Operations                1.10        2.49
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.14)      (0.22)
   Net realized gain on investments               (1.34)      (0.74)
                                               --------    --------
   Total Distributions                            (1.48)      (0.96)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  15.75    $  16.13
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.85%(a)   17.63%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.00%(b)    1.00%(b)
   Net investment income                          1.47%(b)    1.54%(b)
   Expense waiver/reimbursement (c)               0.06%(b)    0.04%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $154,473    $139,616
   Portfolio turnover (d)                           66%        128%



                                                                                 SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                            (UNAUDITED)      1999        1998       1997         1996       1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  16.12    $  14.99    $  15.33   $  11.75    $  11.28    $   9.70
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.10        0.20        0.27       0.27        0.27        0.28
   Net realized and unrealized gains
      from investments                             0.98        1.86        0.92       4.06        0.47        1.57
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                1.08        2.06        1.19       4.33        0.74        1.85
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.12)      (0.19)      (0.28)     (0.26)      (0.27)     (0.27)
   Net realized gain on investments               (1.34)      (0.74)      (1.25)     (0.49)         --         --
   Total Distributions                            (1.46)      (0.93)      (1.53)     (0.75)      (0.27)     (0.27)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  15.74    $  16.12    $  14.99   $  15.33    $  11.75    $  11.28
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.74%(a)   14.30%       8.41%     38.45%       6.52%      19.37%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.25%(b)    1.28%       1.00%      1.00%       1.00%       1.00%
   Net investment income                          1.22%(b)    1.22%       1.84%      2.05%       2.31%       2.73%
   Expense waiver/reimbursement (c)               0.06%(b)    0.06%       0.43%      0.40%       0.06%       0.06%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 88,591    $ 79,686    $173,177   $122,765    $ 92,808    $ 58,075
   Portfolio turnover (d)                           66%        128%        135%       101%         61%         58%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS BALANCED FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS                                        PERIOD
                                               ENDED              YEAR ENDED JULY 31,          ENDED
                                           JAN. 31, 2000   -------------------------------    JULY 31,
                                            (UNAUDITED)      1999         1998       1997      1996**
                                            -----------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  16.13    $  15.01    $  15.34   $  11.75    $  12.13
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.06        0.11        0.17       0.16        0.05
   Net realized and unrealized gains/
      (losses) from investments                    0.97        1.88        0.92       4.08       (0.39)
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                1.03        1.99        1.09       4.24       (0.34)
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.08)      (0.13)      (0.17)     (0.16)      (0.04)
   Net realized gain on investments               (1.34)      (0.74)      (1.25)     (0.49)         --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (1.42)      (0.87)      (1.42)     (0.65)      (0.04)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  15.74    $  16.13    $  15.01   $  15.34    $  11.75
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.43%(a)   13.78%       7.67%     37.52%       6.32%(e)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.75%(b)    1.76%       1.58%      1.75%       1.78%(b)
   Net investment income                          0.72%(b)    0.78%       1.24%      1.30%       1.60%(b)
   Expense waiver/reimbursement (c)               0.31%(b)    0.29%       0.49%      0.30%       0.07%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  7,017    $  6,692    $  4,796   $  1,155    $    264
   Portfolio turnover (d)                           66%        128%        135%       101%         61%



  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.


(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS MID CAP FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                             SIX MONTHS      PERIOD
                                               ENDED         ENDED
                                            JAN. 31, 2000   JULY 31,
                                            (UNAUDITED)      1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  15.87    $  15.40
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.03)      (0.04)
   Net realized and unrealized gains
      from investments                             0.76        1.95
                                               --------    --------
   Total from Investment Operations                0.73        1.91
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   In excess of net investment income                --          --
   Net realized gain on investments               (1.18)      (1.44)
                                               --------    --------
   Total Distributions                            (1.18)      (1.44)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  15.42    $  15.87
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              4.49%(a)   13.13%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.00%(b)    0.97%(b)
   Net investment loss                           (0.33%)(b)  (0.26%)(b)
   Expense waiver/reimbursement (c)               0.07%(b)    0.07%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $196,884    $191,987
   Portfolio turnover (d)                           23%         49%



                                                                                  SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                            (UNAUDITED)      1999        1998       1997         1996       1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  15.82    $  16.19    $  16.98   $  12.60    $  12.59    $  10.10
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.05)      (0.10)      (0.03)      0.02        0.06        0.08
   Net realized and unrealized gain
      from investments                             0.76        1.17        0.98       5.55        0.11        2.48
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.71        1.07        0.95       5.57        0.17        2.56
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --      (0.02)      (0.07)     (0.07)
   In excess of net investment income                --          --          --      (0.02)         --          --
   Net realized gain on investments               (1.18)      (1.44)      (1.74)     (1.15)      (0.09)         --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (1.18)      (1.44)      (1.74)     (1.19)      (0.16)     (0.07)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  15.35    $  15.82    $  16.19   $  16.98    $  12.60    $  12.59
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              4.38%(a)    7.29%       5.69%     47.17%       1.27%      25.45%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.25%(b)    1.28%       1.01%      1.00%       1.00%       1.00%
   Net investment income/(loss)                  (0.58%)(b)  (0.59%)     (0.19%)     0.10%       0.42%       0.77%
   Expense waiver/reimbursement (c)               0.07%(b)    0.11%       0.40%      0.37%       0.06%       0.18%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 27,027    $ 27,966    $217,547   $186,066    $ 72,663    $ 47,184
   Portfolio turnover (d)                           23%         49%         44%        52%         54%         23%


(See notes which are an integral part of the financial statements)

FIFTH THIRD
FUNDS MID CAP FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                                        PERIOD
                                               ENDED              YEAR ENDED JULY 31,          ENDED
                                           JAN. 31, 2000   -------------------------------    JULY 31,
                                            (UNAUDITED)      1999         1998       1997      1996**
                                           ------------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  15.52    $  15.98    $  16.88   $  12.59    $  13.72
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.08)      (0.18)      (0.05)     (0.07)      (0.01)
   Net realized and unrealized gains/
      (losses) from investments                    0.73        1.16        0.89       5.51       (1.12)
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                0.65        0.98        0.84       5.44       (1.13)
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --         --          --
   In excess of net investment income                --          --          --         --          --
   Net realized gain on investments               (1.18)      (1.44)      (1.74)     (1.15)         --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (1.18)      (1.44)      (1.74)     (1.15)       0.00
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  14.99    $  15.52    $  15.98   $  16.88    $  12.59
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              4.07%(a)    6.79%       5.03%     46.05%       1.11%(e)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.75%(b)    1.85%       1.61%      1.75%       1.78%(b)
   Net investment loss                           (1.08%)(b)  (1.07%)     (0.81%)    (0.62%)     (0.51%)(b)
   Expense waiver/reimbursement (c)               0.32%(b)    0.32%       0.44%      0.27%       0.06%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    756    $    794    $  1,049   $    439     $   229
   Portfolio turnover (d)                           23%         49%         44%        52%         54%


  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for Investment A shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C shares for the period from April 24, 1996 to July 31, 1996.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS INTERNATIONAL EQUITY FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------
                                           SIX MONTHS        PERIOD
                                              ENDED          ENDED
                                          JAN. 31, 2000     JULY 31,
                                            (UNAUDITED)      1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.80    $  10.50
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.02)       0.09
   Net realized and unrealized gains
      from investments                             1.38        2.52
                                               --------    --------
   Total from Investment Operations                1.36        2.61
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --       (0.14)
   In excess of net investment income                --       (0.10)
   Net realized gain on investments               (1.18)      (0.07)
                                               --------    --------
   Total Distributions                            (1.18)      (0.31)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  12.98    $  12.80
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             10.68%(a)   25.02%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.46%(b)    1.50%(b)
   Net investment income/(loss)                  (0.28%)(b)   0.67%(b)
   Expense waiver/reimbursement (c)               0.00%(b)    0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $195,338    $172,388
   Portfolio turnover (d)                           38%         42%


                                                                                 SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                            (UNAUDITED)      1999        1998       1997         1996       1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.84    $  12.56    $  12.05   $  10.74     $  9.83    $  10.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.04)       0.03        0.09       0.04        0.01        0.05
   Net realized and unrealized gains/
      (losses) from investments                    1.39        0.49        1.31       2.15        0.90       (0.22)
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                1.35        0.52        1.40       2.19        0.91       (0.17)
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --       (0.08)      (0.59)     (0.66)         --          --
   In excess of net investment income                --       (0.09)         --      (0.16)         --          --
   Net realized gain on investments               (1.18)      (0.07)      (0.30)     (0.06)         --          --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (1.18)      (0.24)      (0.89)     (0.88)       0.00        0.00
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  13.01    $  12.84    $  12.56   $  12.05    $  10.74    $  9.83
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             10.57%(a)    4.23%      13.29%     21.78%       9.26%      (1.70%)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.71%(b)    1.52%       1.47%      1.38%       1.61%       1.65%(a)
   Net investment income/(loss)                  (0.54%)(b)   0.03%       0.66%      0.39%       0.32%       0.62%
   Expense waiver/reimbursement (c)               0.00%(b)    0.18%       0.35%      0.35%       0.05%       0.07%(b)
SUPPLEMENTAL DATA: (B)
   Net Assets at end of period ($000)          $  6,667    $  5,821    $163,297   $151,728    $120,349     $86,442(b)
   Portfolio turnover (d)                           38%         42%         39%        60%         41%         54%

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS INTERNATIONAL EQUITY FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

-------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                                        PERIOD
                                               ENDED              YEAR ENDED JULY 31,          ENDED
                                           JAN. 31, 2000   -------------------------------    JULY 31,
                                            (UNAUDITED)      1999         1998       1997      1996**
                                           ------------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.76    $  12.51    $  12.01   $  10.71    $   1.21
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.07)        --        (0.06)     (0.02)       0.01
   Net realized and unrealized gains/
      (losses) from investments                    1.36        0.46        1.39       2.16       (0.51)
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                1.29        0.46        1.33       2.14       (0.50)
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --       (0.14)      (0.53)     (0.46)         --
   In excess of net investment income                --          --          --      (0.32)         --
   Net realized gain on investments               (1.18)      (0.07)      (0.30)     (0.06)         --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (1.18)      (0.21)      (0.83)     (0.84)       0.00
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  12.87    $  12.76    $  12.51   $  12.01    $  10.71
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             10.07%(a)    3.79%      12.57%     21.25%       8.95%(e)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       2.25%(b)    2.25%       2.22%      2.13%       2.34%(b)
   Net investment income/(loss)                  (1.08%)(b)  (0.08%)     (0.09%)    (0.28%)      0.76%(b)
   Expense waiver/reimbursement (c)               0.00%(b)    0.25%       0.25%      0.25%       0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    282    $    235    $    291   $    210    $    57
   Portfolio turnover (d)                           38%         42%         39%        60%         41%


  * Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from August 19, 1994 (date of commencement of operations) to July 31, 1995.
*** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS BOND FUND FOR INCOME -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                           SIX MONTHS      PERIOD
                                             ENDED          ENDED
                                         JAN. 31, 2000     JULY 31,
                                           (UNAUDITED)       1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.70    $  12.27
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.32        0.56
   Net realized and unrealized losses
      from investments                            (0.31)      (0.30)
                                               --------    --------
   Total from Investment Operations                0.01        0.26
                                               --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.32)      (0.62)
   In excess of net investment income                --          --
   Net realized gain on investments                  --       (0.21)
                                               --------    --------
   Total Distributions                            (0.32)      (0.83)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  11.39    $  11.70
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.09%(a)    2.12%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.76%(b)    0.75%(b)
   Net investment income                          5.54%(b)    5.12%(b)
   Expense waiver/reimbursement (c)               0.04%(b)    0.03%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $189,953    $198,212
   Portfolio turnover (d)                           99%        104%


                                                                      SIX MONTHS
                                                ENDED             YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------
                                             (UNAUDITED)     1999        1998       1997**
                                           ------------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.69    $  12.19    $  12.19   $  12.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.31        0.71        0.68       0.37
   Net realized and unrealized gains/
      (losses) from investments                   (0.30)      (0.41)       0.06       0.18
                                               --------    --------    --------   --------
   Total from Investment Operations                0.01        0.30        0.74       0.55
                                               --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.31)      (0.59)      (0.69)     (0.36)
   In excess of net investment income                --          --          --         --
   Net realized gain on investments                  --       (0.21)      (0.05)        --
                                               --------    --------    --------   --------
   Total Distributions                            (0.31)      (0.80)      (0.74)     (0.36)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $  11.39    $  11.69    $  12.19   $  12.19
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.06%(a)    2.42%       6.23%      4.64%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.01%(b)    0.97%       0.75%      0.79%(b)
   Net investment income                          5.28%(b)    4.80%       5.54%      6.08%(b)
   Expense waiver/reimbursement (c)               0.04%(b)    0.05%       0.42%      0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 32,791    $ 40,508    $188,071   $157,108
   Portfolio turnover (d)                           99%        104%        127%       157%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS BOND FUND FOR INCOME -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                               ENDED              YEAR ENDED JULY 31,
                                            JAN. 31, 2000  --------------------------------
                                             (UNAUDITED)     1999       1998***     1997**
                                           ------------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.69    $  12.19    $  12.18   $  12.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                    0.28        0.53        0.60      (0.01)
   Net realized and unrealized gains/
      (losses) from investments                   (0.30)      (0.29)       0.05       0.50
                                               --------    --------    --------   --------
   Total from Investment Operations               (0.02)       0.24        0.65       0.49
                                               --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.28)      (0.53)      (0.59)     (0.22)
   In excess of net investment income                --          --          --      (0.09)
   Net realized gain on investments                  --       (0.21)      (0.05)        --
                                               --------    --------    --------   --------
   Total Distributions                            (0.28)      (0.74)      (0.64)     (0.31)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $  11.39    $  11.69    $  12.19   $  12.18
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             (0.20%)(a)   1.92%       5.50%      4.18%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.51%(b)    1.54%       1.34%      1.54%(b)
   Net investment income/ (loss)                  4.78%(b)    3.40%       4.89%      4.20%(b)
   Expense waiver/reimbursement (c)               0.29%(b)    0.28%       0.32%      0.26%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    496    $    567    $    230   $      6
   Portfolio turnover (d)                           99%        104%        127%       157%


  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
*** Per share information is calculated using the average share method.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS QUALITY BOND FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                            SIX MONTHS      PERIOD
                                              ENDED         ENDED
                                          JAN. 31, 2000    JULY 31,
                                           (UNAUDITED)      1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.52    $  10.02
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.28        0.48
   Net realized and unrealized losses
      from investments                            (0.25)      (0.38)
                                               --------    --------
   Total from Investment Operations                0.03        0.10
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.28)      (0.49)
   In excess of net investment income                --          --
   Net realized gain on investments                  --       (0.11)
                                               --------    --------
   Total Distributions                            (0.28)      (0.60)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.27    $   9.52
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.29%(a)    0.88%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.75%(b)    0.75%(b)
   Net investment income                          5.85%(b)    4.95%(b)
   Expense waiver/reimbursement (c)               0.08%(b)    0.11%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $140,937    $133,537
   Portfolio turnover (d)                          186%        349%



                                                                                  SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                             (UNAUDITED)     1999        1998       1997         1996       1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.52    $   9.96    $   9.85   $   9.52    $   9.72    $   9.55
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.27        0.65        0.54       0.55        0.56        0.64
   Net realized and unrealized gains/
      (losses) from investments                   (0.25)      (0.51)       0.12       0.32       (0.19)       0.17
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.02        0.14        0.66       0.87        0.37        0.81
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.27)      (0.47)      (0.55)     (0.54)      (0.57)      (0.64)
   In excess of net investment income                --          --          --         --          --          --
   Net realized gain on investments                  --       (0.11)         --         --          --          --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.27)      (0.58)      (0.55)     (0.54)      (0.57)      (0.64)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.27    $   9.52    $   9.96   $   9.85    $   9.52    $  9.72
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.15%(a)    1.26%       6.91%      9.43%       3.86%       8.89%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.00%(b)    0.92%       0.75%      0.75%       0.75%       0.75%
   Net investment income                          5.60%(b)    4.85%       5.50%      5.71%       5.80%       6.72%
   Expense waiver/reimbursement (c)               0.08%(b)    0.17%       0.45%      0.41%       0.06%       0.09%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  9,698    $  9,826    $107,794   $ 91,789    $ 83,422    $ 55,767
   Portfolio turnover (d)                          186%        349%        279%       181%        117%        138%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS QUALITY BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                                        PERIOD
                                               ENDED              YEAR ENDED JULY 31,          ENDED
                                           JAN. 31, 2000   -------------------------------    JULY 31,
                                            (UNAUDITED)      1999         1998       1997      1996**
                                           ------------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.51    $   9.95    $   9.86   $   9.53    $   9.62
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.24        0.43        0.48       0.49        0.14
   Net realized and unrealized gains/
      (losses) from investments                   (0.25)      (0.33)       0.09       0.32       (0.08)
                                               --------    --------    --------   --------    --------
   Total from Investment Operations               (0.01)       0.10        0.57       0.81        0.06
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.24)      (0.43)      (0.48)     (0.48)      (0.15)
   In excess of net investment income                --          --          --         --          --
   Net realized gain on investments                  --       (0.11)         --         --          --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.24)      (0.54)      (0.48)     (0.48)      (0.15)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.26    $   9.51    $   9.95   $   9.86    $  9.53
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             (0.12%)(a)   0.75%       5.92%      8.68%       3.71%(a)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.50%(b)    1.43%       1.50%      1.50%       1.52%(b)
   Net investment income                          5.09%(b)    4.23%       4.76%      4.97%       5.03%(b)
   Expense waiver/reimbursement (c)               0.33%(b)    0.36%       0.35%      0.31%       0.09%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    712    $    811    $    399   $    204    $    162
   Portfolio turnover (d)                          186%        349%        279%       181%        117%


  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS U.S. GOVERNMENT SECURITIES FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------


                                            SIX MONTHS     PERIOD
                                               ENDED        ENDED
                                          JAN. 31, 2000    JULY 31,
                                            (UNAUDITED)     1999*
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.64    $   9.89
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.24        0.46
   Net realized and unrealized losses
      from investments                            (0.20)      (0.22)
                                               --------    --------
   Total from Investment Operations                0.04        0.24
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.24)      (0.49)
                                               --------    --------
   Total Distributions                            (0.24)      (0.49)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.44    $   9.64
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.44%(a)    2.43%(a)

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.75%(b)    0.75%(b)
   Net investment income                          4.99%(b)    4.80%(b)
   Expense waiver/reimbursement (c)               0.18%(b)    0.28%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 44,630    $ 42,239
   Portfolio turnover (d)                           32%         93%


                                                                                 SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                             (UNAUDITED)     1999        1998       1997         1996       1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.64    $   9.82    $   9.75   $   9.55    $   9.77    $   9.64
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.23        0.55        0.52       0.54        0.55        0.58
   Net realized and unrealized gains/
      (losses) from investments                   (0.20)      (0.26)       0.07       0.19       (0.20)       0.13
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.03        0.29        0.59       0.73        0.35        0.71
                                               --------    --------    --------   --------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.23)      (0.47)      (0.52)     (0.53)      (0.57)      (0.58)
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.23)      (0.47)      (0.52)     (0.53)      (0.57)      (0.58)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.44    $   9.64    $   9.82   $   9.75    $   9.55    $   9.77
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.31%(a)    2.89%       6.17%      7.83%       3.63%       7.66%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.00%(b)    0.95%       0.75%      0.75%       0.75%       0.75%
   Net investment income                          4.74%(b)    4.62%       5.30%      5.56%       5.67%       5.98%
   Expense waiver/reimbursement (c)               0.18%(b)    0.33%       0.53%      0.50%       0.29%       0.39%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  3,283    $  5,192    $ 41,550   $ 42,414    $ 30,754    $ 25,054
   Portfolio turnover (d)                           32%         93%        155%       169%        103%        115%

(See notes which are an integral part of the financial statements)

FIFTH THIRD
FUNDS U.S. GOVERNMENT SECURITIES FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                               ENDED                    YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------
                                             (UNAUDITED)     1999        1998        1997      1996**
                                           ------------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.61    $   9.80    $   9.75   $   9.56    $  9.65
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.21        0.41        0.46       0.46        0.16
   Net realized and unrealized gains/
      (losses) from investments                   (0.20)      (0.18)       0.04       0.19       (0.10)
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                0.01        0.23        0.50       0.65        0.06
                                               --------    --------    --------   --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.21)      (0.42)      (0.45)     (0.46)      (0.15)
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.21)      (0.42)      (0.45)     (0.46)      (0.15)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.41    $   9.61    $   9.80   $   9.75    $   9.56
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              0.04%(a)    2.31%       5.19%      6.92%       3.48%(a)

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.50%(b)    1.40%       1.50%      1.50%       1.52%(b)
   Net investment income                          4.24%(b)    4.20%       4.56%      4.82%       4.80%(b)
   Expense waiver/reimbursement (c)               0.43%(b)    0.54%       0.43%      0.40%       0.37%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    295    $    431    $    118   $     75    $     49
   Portfolio turnover (d)                           32%         93%        155%       169%        103%



  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for Investment A shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C shares for the period from April 24, 1996 to July 31, 1996.


(See notes which are an integral part of the financial statements)

FIFTH THIRD
MUNICIPAL BOND FUND - FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                             SIX MONTHS     PERIOD
                                                ENDED        ENDED
                                           JAN. 31, 2000    JULY 31,
                                            (UNAUDITED)       1999
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.77    $  12.30
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.23        0.47
   Net realized and unrealized losses
      from investments                            (0.48)      (0.32)
                                               --------    --------
   Total from Investment Operations               (0.25)       0.15
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.23)      (0.47)
   In excess of net investment income               --          --
   Net realized gain on investments               (0.11)      (0.21)
                                               --------    --------
   Total Distributions                            (0.34)      (0.68)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  11.18    $  11.77
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             (2.15%)(a)   1.18%(a)

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.75%(b)    0.75%(b)
   Net investment income                          4.12%(b)    3.79%(b)
   Expense waiver/reimbursement (c)               0.10%(b)    0.11%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $109,856    $114,923
   Portfolio turnover (d)                           49%        110%

                                                                      SIX MONTHS
                                               ENDED              YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------
                                             (UNAUDITED)     1999        1998       1997**
                                           ------------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.79    $  12.24    $  12.33   $  12.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.22        0.45        0.50       0.28
   Net realized and unrealized gains/
      (losses) from investments                   (0.49)      (0.25)       0.01       0.32
                                               --------    --------    --------   --------
   Total from Investment Operations               (0.27)       0.20        0.51       0.60
                                               --------    --------    --------   --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.22)      (0.44)      (0.51)     (0.27)
   In excess of net investment income                --          --          --         --
   Net realized gain on investments               (0.11)      (0.21)      (0.09)        --
                                               --------    --------    --------   --------
   Total Distributions                            (0.33)      (0.65)      (0.60)     (0.27)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $  11.19    $  11.79    $  12.24   $  12.33
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             (2.35%)(a)   1.56%       4.28%      5.04%(a)

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.00%(b)    0.81%       0.76%      0.81%(b)
   Net investment income                          3.79%(b)    3.99%       4.09%      4.44%(b)
   Expense waiver/reimbursement (c)               0.10%(b)    0.31%       0.45%      0.42%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    153    $    386    $117,333   $101,616
   Portfolio turnover (d)                           49%        110%        121%        63%

FIFTH THIRD MUNICIPAL BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                               ENDED              YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------
                                             (UNAUDITED)   1999****     1998***     1997**
                                           ------------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $    --     $     --    $  12.33   $  12.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                     --           --        0.18      (0.20)
   Net realized and unrealized gains
      from investments                               --          --        0.07       0.75
                                               --------    --------    --------   --------
   Total from Investment Operations                 --           --        0.25       0.55
                                               --------    --------    --------   --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                            --           --       (0.18)     (0.16)
   In excess of net investment income               --           --          --      (0.06)
   Net realized gain on investments                 --           --       (0.09)        --
                                               --------    --------    --------   --------
   Total Distributions                               --          --       (0.27)     (0.22)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                 $     --     $    --    $   12.31  $  12.33
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                N/A         N/A       2.03%(a)   4.65%(a)

RATIOS TO AVERAGE NET ASSETS:
Expenses                                            N/A         N/A       1.51%(b)   1.56%(b)
Net investment income/(loss)                        N/A         N/A       3.41%(b)   3.09%(b)
Expense waiver/reimbursement (c)                    N/A         N/A       0.37%(b)   0.26%(b)

SUPPLEMENTAL DATA:
Net Assets at end of period ($000)             $     --    $     --    $     --   $     11
Portfolio turnover (d)                              N/A         N/A        121%        63%


   * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
  ** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
 *** Reflects operations for the period from August 1, 1997 (date of commencement of operations) to January 8, 1998. As of July 31, 1998, no shares or assets existed in the Investment C Shares. The ending net asset value is the last NAV for a share redeemed on January 8, 1998. Per share information is calculated using the average share method for Investment C Shares.
**** As of July 31, 1999, no shares or assets existed in the Investment C
     Shares. The Municipal Bond Investment C Shares continue to be open for investment with an offering price equal to the Municipal Bond Investment A Shares.
 (a) Not annualized.
 (b) Annualized.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS OHIO TAX FREE BOND FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS     PERIOD
                                               ENDED        ENDED
                                           JAN. 31, 2000   JULY 31,
                                            (UNAUDITED)      1999
                                           ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.02    $  10.33
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.20        0.40
   Net realized and unrealized losses
      from investments                            (0.39)      (0.24)
                                               --------    --------
   Total from Investment Operations               (0.19)       0.16
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.20)      (0.40)
   In excess of net investment income                --       (0.01)
   Net realized gain on investments               (0.02)      (0.06)
                                               --------    --------
   Total Distributions                            (0.22)      (0.47)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.61    $  10.02
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             (1.95%)(a)   1.48%(a)

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       0.77%(b)    0.82%(b)
   Net investment income                          4.05%(b)    3.81%(b)
   Expense waiver/reimbursement (c)               0.04%(b)    0.05%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $175,489    $182,679
   Portfolio turnover (d)                           21%         47%


                                                                                 SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                             (UNAUDITED)     1999        1998        1997       1996        1995
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.02    $  10.29    $  10.31   $  10.01    $   9.99    $   9.75
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.19        0.46        0.42       0.43        0.40        0.42
   Net realized and unrealized gains/
      (losses) from investments                   (0.39)      (0.29)       0.02       0.30        0.03        0.24
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations               (0.20)       0.17        0.44       0.73        0.43        0.66
                                               --------    --------    --------   --------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.19)      (0.38)      (0.42)     (0.43)      (0.41)      (0.42)
   In excess of net investment income                --          --          --         --          --          --
   Net realized gain on investments               (0.02)      (0.06)      (0.04)        --          --          --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.21)      (0.44)      (0.46)     (0.43)      (0.41)      (0.42)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.61    $  10.02    $  10.29   $  10.31    $  10.01    $   9.99
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             (2.08%)(a)   1.63%       4.38%      7.49%       4.33%       7.02%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.02%(b)    1.00%       0.74%      0.75%       0.74%       0.35%
   Net investment income                          3.79%(b)    3.68%       4.09%      4.27%       4.01%       4.36%
   Expense waiver/reimbursement (c)               0.04%(b)    0.21%       0.43%      0.37%       0.32%       0.77%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 18,027    $ 22,008    $188,966   $168,800    $ 35,463    $ 28,315
   Portfolio turnover (d)                           21%         47%         42%        49%         30%         27%

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS OHIO TAX FREE BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------

                                                                           SIX MONTHS
                                               ENDED                    YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------
                                             (UNAUDITED)     1999        1998        1997       1996
                                           ------------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.01    $  10.28    $  10.31   $  10.00    $  10.02
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.16        0.33        0.35       0.36        0.10
   Net realized and unrealized gains/
      (losses) from investments                   (0.39)      (0.21)       0.01       0.31       (0.01)
                                               --------    --------    --------   --------    --------
   Total from Investment Operations               (0.23)       0.12        0.36       0.67        0.09
                                               --------    --------    --------   --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.16)      (0.33)      (0.35)     (0.35)      (0.11)
   In excess of net investment income                --          --           --     (0.01)         --
   Net realized gain on investments               (0.02)      (0.06)      (0.04)        --          --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.18)      (0.39)      (0.39)     (0.36)      (0.11)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.60    $  10.01    $  10.28   $  10.31    $  10.00
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             (2.33%)(a)   1.13%       3.56%      6.84%       3.98%(a)

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.52%(b)    1.55%       1.49%      1.50%       1.52%(b)
   Net investment income                          3.30%(b)    3.05%       3.33%      3.51%       3.41%(b)
   Expense waiver/reimbursement (c)               0.29%(b)    0.38%       0.33%      0.27%       0.28%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  1,055    $  1,071    $    584   $    248    $     38
   Portfolio turnover (d)                           21%         47%         42%        49%         30%


  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 24, 1996 to July 31, 1996.


(See notes which are an integral part of the financial statements)


CHANGE IN INDEPENDENT AUDITOR

--------------------------------------------------------------------------------

In March 2000, Ernst & Young LLP (Ernst & Young) resigned as independent auditor of the Fifth Third Funds (the Funds). Arthur Andersen LLP (Arthur Andersen) was selected as the Funds' independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Directors.

The reports on the financial statements audited by Ernst & Young for the years ended July 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' two most recent fiscal years and up to and including March 2000, there were no disagreements between the Funds and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.